UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-06324

Exact name of registrant as specified in charter:
Delaware Group® Global & International Funds

Address of principal executive offices:

2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:

David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code: (800) 523-1918

Date of fiscal year end: November 30

Date of reporting period: May 31, 2011

Item 1. Reports to Stockholders

Semiannual report Delaware International Value Equity Fund Delaware Emerging Markets Fund Delaware Global Value Fund May 31, 2011 Global / international equity mutual funds
Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectuses and, if available, their summary prospectuses, which may be obtained by visiting www.delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit www.delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware International Value Equity Fund, Delaware Emerging Markets Fund, and Delaware Global Value Fund at www.delawareinvestments.com.

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Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware International Value Equity Fund, Delaware Emerging Markets Fund, and Delaware Global Value Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Funds, the repayment of capital from the Funds, or any particular rate of return.

Disclosure of Fund expenses	1
Security type/country/sector allocations	4
Statements of net assets	10
Statements of operations	30
Statements of changes in net assets	32
Financial highlights	38
Notes to financial statements	66
Other Fund information	82
About the organization	84

Unless otherwise noted, views expressed herein are current as of May 31, 2011, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Funds’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2011 Delaware Management Holdings, Inc.

All third-party trademarks cited are the property of their respective owners.

Disclosure of Fund expenses
For the six-month period from December 1, 2010 to May 31, 2011

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from December 1, 2010 to May 31, 2011.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

Delaware International Value Equity Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	12/1/10	5/31/11	Expense Ratio	12/1/10 to 5/31/11*
Actual Fund return
Class A	$1,000.00	$1,209.90	1.62%	$8.93
Class B	1,000.00	1,206.60	2.32%	12.76
Class C	1,000.00	1,205.90	2.32%	12.76
Class R	1,000.00	1,209.30	1.82%	10.02
Institutional Class	1,000.00	1,212.10	1.32%	7.28
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,016.85	1.62%	$8.15
Class B	1,000.00	1,013.36	2.32%	11.65
Class C	1,000.00	1,013.36	2.32%	11.65
Class R	1,000.00	1,015.86	1.82%	9.15
Institutional Class	1,000.00	1,018.35	1.32%	6.64

Delaware Emerging Markets Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	12/1/10	5/31/11	Expense Ratio	12/1/10 to 5/31/11*
Actual Fund return
Class A	$1,000.00	$1,108.90	1.81%	$9.52
Class B	1,000.00	1,104.40	2.56%	13.43
Class C	1,000.00	1,104.60	2.56%	13.43
Class R	1,000.00	1,107.30	2.06%	10.82
Institutional Class	1,000.00	1,110.60	1.56%	8.21
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,015.91	1.81%	$9.10
Class B	1,000.00	1,012.17	2.56%	12.84
Class C	1,000.00	1,012.17	2.56%	12.84
Class R	1,000.00	1,014.66	2.06%	10.35
Institutional Class	1,000.00	1,017.15	1.56%	7.85

Delaware Global Value Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	12/1/10	5/31/11	Expense Ratio	12/1/10 to 5/31/11*
Actual Fund return
Class A	$1,000.00	$1,196.70	1.55%	$8.49
Class B	1,000.00	1,192.20	2.30%	12.57
Class C	1,000.00	1,192.20	2.30%	12.57
Institutional Class	1,000.00	1,197.20	1.30%	7.12
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,017.20	1.55%	$7.80
Class B	1,000.00	1,013.46	2.30%	11.55
Class C	1,000.00	1,013.46	2.30%	11.55
Institutional Class	1,000.00	1,018.45	1.30%	6.54

*“Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Security type/country/sector allocations
Delaware International Value Equity Fund	As of May 31, 2011

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type/country	Percentage of net assets
Common Stock by Country	97.83%
Australia	1.02%
Brazil	1.85%
Canada	4.84%
China/Hong Kong	5.58%
France	22.89%
Germany	6.16%
Israel	2.22%
Italy	6.42%
Japan	9.33%
Luxembourg	1.05%
Netherlands	1.73%
Republic of Korea	1.27%
Russia	1.53%
Singapore	2.03%
Spain	3.52%
Sweden	4.72%
Switzerland	4.83%
Taiwan	3.17%
United Kingdom	11.53%
United States	2.14%
Short-Term Investments	1.57%
Securities Lending Collateral	14.22%
Total Value of Securities	113.62%
Obligation to Return Securities Lending Collateral	(14.66%	)
Receivables and Other Assets Net of Other Liabilities	1.04%
Total Net Assets	100.00%

Common stock by sector	Percentage of net assets
Consumer Discretionary	14.53%
Consumer Staples	9.64%
Energy	6.02%
Financials	11.42%
Healthcare	9.41%
Industrials	21.75%
Information Technology	8.44%
Materials	7.51%
Telecommunication Services	6.97%
Utilities	2.14%
Total	97.83%

Security type/country/sector allocations
Delaware Emerging Markets Fund	As of May 31, 2011

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type/country	Percentage of net assets
Common Stock by Country	95.79%
Argentina	2.54%
Australia	0.20%
Brazil	16.60%
China/Hong Kong	13.90%
Guernsey	0.41%
Hungary	0.77%
India	3.95%
Indonesia	0.21%
Israel	0.44%
Kingdom of Bahrain	0.09%
Malaysia	1.89%
Mexico	4.14%
Peru	0.69%
Philippines	0.31%
Poland	1.86%
Republic of Korea	12.43%
Russia	5.62%
South Africa	6.37%
Taiwan	5.95%
Thailand	1.88%
Turkey	1.38%
United Kingdom	1.23%
United States	12.93%
Convertible Preferred Stock	0.73%
Participation Notes	0.02%
Preferred Stock	3.11%
Securities Lending Collateral	9.88%
Total Value of Securities	109.53%
Obligation to Return Securities Lending Collateral	(9.89%	)
Receivables and Other Assets Net of Other Liabilities	0.36%
Total Net Assets	100.00%

Common stock, convertible preferred stock, participation notes and preferred stock by sector	Percentage of net assets
Consumer Discretionary	4.44%
Consumer Staples	13.47%
Energy	14.28%
Financials	17.21%
Healthcare	0.72%
Industrials	4.58%
Information Technology	17.39%
Materials	14.54%
Telecommunication Services	10.29%
Utilities	2.73%
Total	99.65%

Security type/country/sector allocations
Delaware Global Value Fund	As of May 31, 2011

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type/country	Percentage of net assets
Common Stock by Country	100.02%
Australia	0.69%
Brazil	1.03%
Canada	2.29%
China/Hong Kong	3.28%
France	11.58%
Germany	3.34%
Israel	1.69%
Italy	3.09%
Japan	4.56%
Luxembourg	0.45%
Netherlands	0.80%
Republic of Korea	0.90%
Russia	1.00%
Singapore	1.38%
Spain	2.14%
Sweden	2.72%
Switzerland	2.70%
Taiwan	2.47%
United Kingdom	5.20%
United States	48.71%
Securities Lending Collateral	11.44%
Total Value of Securities	111.46%
Obligation to Return Securities Lending Collateral	(11.83%	)
Receivables and Other Assets Net of Other Liabilities	0.37%
Total Net Assets	100.00%

Common stock by sector	Percentage of net assets
Consumer Discretionary	15.48%
Consumer Staples	7.65%
Energy	6.15%
Financials	13.21%
Healthcare	12.48%
Industrials	17.16%
Information Technology	16.10%
Materials	4.99%
Telecommunication Services	5.75%
Utilities	1.05%
Total	100.02%

Statements of net assets
Delaware International Value Equity Fund	May 31, 2011 (Unaudited)

		Number of shares	Value (U.S. $)
Common Stock – 97.83%Δ
Australia – 1.02%
	Coca-Cola Amatil	272,048	$3,422,186
			3,422,186
Brazil – 1.85%
	Petroleo Brasileiro ADR	199,700	6,242,622
			6,242,622
Canada – 4.84%
†	CGI Group Class A	707,643	16,311,969
			16,311,969
China/Hong Kong – 5.58%
	CNOOC	2,693,000	6,761,764
*†	Sohu.com	18,300	1,475,529
*	Techtronic Industries	3,471,500	4,253,710
	Yue Yuen Industrial Holdings	1,815,500	6,313,687
			18,804,690
France – 22.89%
*	Alstom	124,379	7,724,553
*	AXA	376,728	8,076,899
	Cie de Saint-Gobain	113,975	7,561,977
*	Lafarge	101,745	7,045,639
*	PPR	22,726	3,965,769
*	Publicis Groupe	70,884	3,905,442
*	Sanofi	92,774	7,355,749
	Teleperformance	257,472	8,817,398
*	Total	126,100	7,282,092
	Vallourec	62,582	7,862,649
*	Vivendi	269,184	7,538,791
			77,136,958
Germany – 6.16%
	Bayerische Motoren Werke	60,670	5,382,425
	Deutsche Post	500,285	9,440,138
	Metro	88,847	5,935,732
			20,758,295
Israel – 2.22%
	Teva Pharmaceutical Industries ADR	146,800	7,472,120
			7,472,120

	Number of shares	Value (U.S. $)
Common Stock (continued)
Italy – 6.42%
* Finmeccanica	555,030	$6,926,574
Parmalat	2,296,590	8,518,572
* UniCredit	2,716,964	6,197,321
		21,642,467
Japan – 9.33%
Asahi Glass	379,900	4,488,769
* Don Quijote	95,400	3,334,587
ITOCHU	755,660	7,817,416
* Mitsubishi UFJ Financial Group	1,254,957	5,785,784
Sumitomo Rubber Industries	85,683	992,685
Toyota Motor	216,000	9,025,901
		31,445,142
Luxembourg – 1.05%
ArcelorMittal	106,054	3,550,244
		3,550,244
Netherlands – 1.73%
Koninklijke Philips Electronics	209,145	5,823,423
		5,823,423
Republic of Korea – 1.27%
Hyundai Department Store	25,074	4,272,674
		4,272,674
Russia – 1.53%
Mobile TeleSystems ADR	254,800	5,164,796
		5,164,796
Singapore – 2.03%
Singapore Airlines	595,873	6,843,782
		6,843,782
Spain – 3.52%
Banco Santander	400,480	4,771,961
* Telefonica	291,958	7,098,406
		11,870,367
Sweden – 4.72%
* Meda Class A	809,190	9,033,831
Nordea Bank	584,698	6,869,613
		15,903,444

Statements of net assets
Delaware International Value Equity Fund

	Number of shares	Value (U.S. $)
Common Stock (continued)
Switzerland – 4.83%
* Aryzta	151,370	$8,421,428
Novartis	121,633	7,846,027
		16,267,455
Taiwan – 3.17%
HTC	249,750	10,672,174
		10,672,174
United Kingdom – 11.53%
Greggs	714,483	6,192,197
National Grid	696,886	7,194,404
Rexam	1,252,230	8,265,305
Rio Tinto	92,491	6,444,594
Standard Chartered	252,812	6,787,201
Vodafone Group	1,436,296	3,993,512
		38,877,213
United States – 2.14%
† NII Holdings	165,400	7,221,364
		7,221,364
Total Common Stock (cost $283,446,661)		329,703,385

	Principal
	amount (U.S. $)
≠Short-Term Investments – 1.57%
Discount Notes – 1.57%
Federal Home Loan Bank
0.01% 6/1/11	$4,878,002	4,878,003
0.06% 6/7/11	427,033	427,032
Total Short-Term Investments (cost $5,305,031)		5,305,035

Total Value of Securities Before Securities
Lending Collateral – 99.40% (cost $288,751,692)		335,008,420

	Number of shares	Value (U.S. $)
Securities Lending Collateral** – 14.22%
Investment Companies
BNY Mellon SL DBT II Liquidating Fund	785,037	$765,725
Delaware Investments Collateral Fund No. 1	47,156,493	47,156,493
@†Mellon GSL Reinvestment Trust II	1,475,413	0

Total Securities Lending Collateral
(cost $49,416,943)		47,922,218

Total Value of Securities – 113.62%
(cost $338,168,635)		382,930,638 ©
Obligation to Return Securities
Lending Collateral** – (14.66%)		(49,416,943)
Receivables and Other Assets
Net of Other Liabilities – 1.04%		3,520,829
Net Assets Applicable to 24,295,740
Shares Outstanding – 100.00%		$337,034,524

Net Asset Value – Delaware International Value Equity Fund
Class A ($141,183,737 / 10,169,221 Shares)		$13.88
Net Asset Value – Delaware International Value Equity Fund
Class B ($7,699,474 / 562,133 Shares)		$13.70
Net Asset Value – Delaware International Value Equity Fund
Class C ($47,850,105 / 3,498,460 Shares)		$13.68
Net Asset Value – Delaware International Value Equity Fund
Class R ($3,142,731 / 227,011 Shares)		$13.84
Net Asset Value – Delaware International Value Equity Fund
Institutional Class ($137,158,477 / 9,838,915 Shares)		$13.94

Components of Net Assets at May 31, 2011:
Shares of beneficial interest (unlimited authorization – no par)		$482,092,235
Undistributed net investment income		3,055,332
Accumulated net realized loss on investments		(192,950,296)
Net unrealized appreciation of investments and foreign currencies		44,837,253
Total net assets		$337,034,524

Statements of net assets
Delaware International Value Equity Fund

Δ	Securities have been classified by country of origin. Classification by type of business has been presented on page 5 in “Security type/country/sector allocations.”
†	Non income producing security.
*	Fully or partially on loan.
≠	The rate shown is the effective yield at the time of purchase.
**	See Note 9 in “Notes to financial statements.”
@	Illiquid Security. At May 31, 2011, the aggregate amount of illiquid securities was $0, which represented 0.00% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
©	Includes $48,048,501 of securities loaned.

ADR — American Depositary Receipt

Net Asset Value and Offering Price Per Share –
Delaware International Value Equity Fund
Net asset value Class A (A)	$13.88
Sales charge (5.75% of offering price) (B)	0.85
Offering price	$14.73

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $50,000 or more.

See accompanying notes, which are an integral part of the financial statements.

Delaware Emerging Markets Fund	May 31, 2011 (Unaudited)

		Number of shares	Value (U.S. $)
Common Stock – 95.79%Δ
Argentina – 2.54%
@	Cresud ADR	1,023,571	$17,861,314
#	Grupo Clarin Class B 144A GDR	353,200	3,528,539
	IRSA Inversiones y Representaciones ADR	768,350	9,980,867
*	Pampa Energia ADR	95,300	1,392,333
	YPF ADR	808,441	37,349,973
			70,113,026
Australia – 0.20%
†	Alara Resources	200,832	67,526
	Alumina ADR	500,000	4,940,000
@†	Strike Resources	1,618,461	578,728
			5,586,254
Brazil – 16.60%
	AES Tiete	597,480	8,510,798
	B2W Cia Global Do Varejo	640,062	9,088,941
†	B2W Cia Global Do Varejo NVDR	287,106	4,042,336
	Banco Bradesco ADR	700,000	13,944,000
	Banco Santander Brasil ADR	2,325,000	26,412,000
	BR Malls Participacoes	148,100	1,739,535
*	Brasil Foods ADR	1,230,000	23,296,200
*	Braskem ADR	161,000	5,164,880
	Centrais Eletricas Brasileiras	2,140,204	30,282,512
*	Cia Brasileira de Distribuicao Grupo Pao
	de Acucar ADR	400,000	16,244,000
*	Cia Siderurgica Nacional ADR	620,000	8,828,800
	Cyrela Brazil Realty Empreendimentos
	e Participacoes	1,300,000	13,925,480
*	Fibria Celulose ADR	1,822,025	28,368,929
	Gerdau	2,764,900	25,952,446
	Gerdau ADR	1,500,000	16,545,000
*	Gol Linhas Aereas Inteligentes ADR	1,900,000	24,719,000
	Hypermarcas	2,015,500	18,982,194
	Itau Unibanco Holding ADR	630,000	14,382,900
†	Magazine Luiza	378,700	3,833,234
	Marfrig Alimentos	900,000	8,179,483
	Petroleo Brasileiro SA ADR	2,650,000	91,769,501

Statements of net assets
Delaware Emerging Markets Fund

		Number of shares	Value (U.S. $)
Common Stock (continued)
Brazil (continued)
*	Petroleo Brasileiro SP ADR	1,100,000	$34,386,000
*	Tim Participacoes ADR	170,000	8,318,100
	Vale ADR	680,000	21,936,800
			458,853,069
China/Hong Kong – 13.90%
*	Alibaba.com	3,000,000	5,066,307
	Bank of China Class H	30,000,000	16,641,525
*†	Bitauto Holdings ADR	205,400	1,540,500
*	China Construction Bank Class H	16,000,000	15,114,599
*	China Mengniu Dairy	3,871,000	12,403,106
*	China Mobile ADR	900,000	41,193,000
	China Telecom	31,484,000	18,874,866
*	China Unicom Hong Kong	9,998,979	22,164,628
*	China Unicom Hong Kong ADR	1,170,000	25,833,600
*	CNOOC ADR	110,000	27,563,800
*	Datang International Power Generation Class H	11,998,862	4,509,644
	First Pacific	5,045,002	4,364,171
	Fosun International	2,886,500	2,284,475
*†	Foxconn International Holdings	14,370,000	8,120,484
	Franshion Properties China	332,000	100,833
*	Guangshen Railway Class H	11,000,000	4,430,605
*†	Hollysys Automation Technologies	500,000	4,400,000
*	Huadian Power International	15,000,000	3,358,173
*@	Huaneng Power International ADR	400,000	9,372,000
	Industrial & Commercial Bank of China Class H	22,000,000	18,458,387
	Kunlun Energy	1,500,000	2,621,602
	PetroChina ADR	120,000	17,294,400
*†	Renren ADR	103,155	1,325,542
†	Shanda Games ADR	1,480,789	10,572,833
*†	Shanda Interactive Entertainment ADR	537,500	23,316,750
*†	Sina	362,900	43,108,892
	Sinotrans Class H	11,000,000	2,677,712
*†	Sohu.com	230,000	18,544,900
*†	Tianjin Development Holdings	10,000,000	7,063,534
†	Tom Group	47,824,000	5,844,972
*	Travelsky Technology	8,999,100	5,485,895
	Uni-President China Holdings	793,000	551,910
			384,203,645

		Number of shares	Value (U.S. $)
Common Stock (continued)
Guernsey – 0.41%
=#†	Etalon Group 144A GDR	1,616,300	$11,233,285
			11,233,285
Hungary – 0.77%
†	OTP Bank	647,527	21,423,202
			21,423,202
India – 3.95%
	Coal India	383,581	3,477,773
	ICICI Bank ADR	390,000	18,599,100
†	Indiabulls Real Estate GDR	102,021	266,169
	Oil India	26,650	760,043
	Ranbaxy Laboratories	1,637,505	20,061,678
#	Reliance Industries 144A GDR	860,000	36,645,747
	Steel Authority of India	3,356,062	10,474,175
	United Spirits	800,001	18,835,761
			109,120,446
Indonesia – 0.21%
	Tambang Batubara Bukit Asam	2,379,335	5,925,473
			5,925,473
Israel – 0.44%
	Israel Chemicals	750,000	12,235,934
			12,235,934
Kingdom of Bahrain – 0.09%
=#	Aluminum Bahrain 144A GDR	221,400	2,501,820
			2,501,820
Malaysia – 1.89%
	Eastern & Oriental	4,877,550	2,414,921
	Hong Leong Bank	2,549,908	10,418,310
	KLCC Property Holdings	5,000,000	5,331,340
	Oriental Holdings	2,599,980	4,482,277
†	Petronas Chemicals Group	4,577,900	11,012,256
†	UEM Land Holdings	19,999,975	18,543,210
			52,202,314
Mexico – 4.14%
*†	Cemex ADR	4,000,000	34,440,000
*†	Empresas ICA	4,500,000	11,084,003
	Fomento Economico Mexicano ADR	146,122	9,049,335

Statements of net assets
Delaware Emerging Markets Fund

		Number of shares	Value (U.S. $)
Common Stock (continued)
Mexico (continued)
	Grupo Financiero Banorte	3,278,400	$15,245,338
†	Grupo Televisa ADR	1,900,000	44,707,000
			114,525,676
Peru – 0.69%
	Cia de Minas Buenaventura ADR	430,000	18,971,600
			18,971,600
Philippines – 0.31%
	Philippine Long Distance Telephone ADR	159,960	8,682,629
			8,682,629
Poland – 1.86%
	PGE	1,256,389	11,293,170
†	Polski Koncern Naftowy Orlen	500,000	9,864,492
	Powszechna Kasa Oszczednosci Bank Polski	1,000,000	16,034,487
	Powszechny Zaklad Ubezpieczen	100,000	14,195,577
			51,387,726
Republic of Korea – 12.43%
	CJ	200,000	14,082,934
	Hyundai Elevator	57,568	5,517,013
*	KB Financial Group ADR	800,000	38,328,000
	KCC	99,990	29,573,682
†	Korea Electric Power ADR	475,000	6,526,500
	KT	226,764	7,873,916
*	KT ADR	1,700,000	30,974,000
*	LG Display ADR	600,000	9,966,000
	LG Uplus	693,620	3,702,814
	Lotte Chilsung Beverage	21,712	23,327,436
	Lotte Confectionery	10,000	15,019,452
	Samsung Electronics	70,000	58,723,723
	Samsung Life Insurance	400,000	33,408,661
†	SK Communications	171,609	1,661,459
	SK Holdings	100,000	18,905,373
	SK Telecom	49,221	7,251,729
*	SK Telecom ADR	2,200,000	38,918,000
			343,760,692
Russia – 5.62%
*@†	Chelyabinsk Zink Plant GDR	143,300	649,866
@†	Enel OGK-5 GDR	21,161	88,493

		Number of shares	Value (U.S. $)
Common Stock (continued)
Russia (continued)
	Gazprom ADR	3,000,000	$44,310,479
	LUKOIL ADR	170,000	10,931,000
	LUKOIL ADR (London International Exchange)	167,328	10,778,907
	MMC Norilsk Nickel ADR	574,200	14,471,781
	Mobile TeleSystems ADR	407,300	8,255,971
*	Rosneft Oil GDR	2,000,000	17,360,232
	Sberbank	6,226,817	21,868,581
	Surgutneftegaz ADR	500,000	4,805,421
†	TGK-5 GDR	8,771	11,578
	VTB Bank GDR	3,523,744	21,880,960
			155,413,269
South Africa – 6.37%
	Anglo American Platinum	120,000	11,509,854
	ArcelorMittal South Africa	1,350,000	16,217,526
	Blue Label Telecoms	1,770,000	1,431,597
	Gold Fields ADR	500,000	8,220,000
	Impala Platinum Holdings	400,000	11,143,675
	JD Group	723,137	4,682,289
	MTN Group	750,000	15,978,408
	Sasol	400,000	21,357,731
	Standard Bank Group	2,904,015	43,807,111
	Sun International	290,543	3,765,500
	Tongaat Hulett	830,000	11,634,603
	Vodacom Group	2,148,460	26,345,793
			176,094,087
Taiwan – 5.95%
	Cathay Financial Holding	7,000,000	11,434,121
	Chunghwa Telecom ADR	123,800	4,048,260
†	Evergreen Marine	6,140,000	5,745,148
	Formosa Chemicals & Fibre	3,007,002	11,510,456
	Fubon Financial Holding	6,461,000	9,469,366
	HON HAI Precision Industry	13,000,000	45,788,044
	HTC	499,250	21,333,666
†	MStar Semiconductor	300,000	2,063,187
	President Chain Store	1,407,372	8,071,914
	Taiwan Semiconductor Manufacturing	7,000,000	18,743,937
	United Microelectronics	40,000,000	20,758,186
†	Walsin Lihwa	10,711,756	5,603,875
			164,570,160

Statements of net assets
Delaware Emerging Markets Fund

		Number of shares	Value (U.S. $)
Common Stock (continued)
Thailand – 1.88%
	Airports of Thailand	8,831,800	$11,444,310
	Bangkok Bank-Foreign	2,300,000	12,424,745
	PTT Exploration & Production-Foreign	1,131,800	6,632,370
	Siam Cement NVDR	1,843,843	21,610,519
			52,111,944
Turkey – 1.38%
	Alarko Gayrimenkul Yatirim Ortakligi	97,776	1,124,672
*	Alarko Holding	1,970,440	4,317,032
	Turkcell Iletisim Hizmet	715,275	4,000,752
	Turkcell Iletisim Hizmet ADR	600,000	8,442,000
	Turkiye Is Bankasi Class C	1,020,914	3,197,479
*	Turkiye Sise ve Cam Fabrikalari	4,049,530	10,839,023
	Yazicilar Holding Class A	832,584	6,192,148
			38,113,106
United Kingdom – 1.23%
	Anglo American	401,546	20,103,903
*	Anglo American ADR	450,000	11,221,290
@†	Griffin Mining	3,056,187	2,533,167
*†	Mwana Africa	781,129	64,244
			33,922,604
United States – 12.93%
†	American International Group	697,187	19,869,830
*	Archer-Daniels-Midland	975,000	31,599,750
*	Avon Products	4,000,000	118,840,000
*	Bunge	330,000	24,568,500
†	Google Class A	110,000	58,192,200
*†	MEMC Electronic Materials	1,602,800	16,861,456
*†	Yahoo	5,300,000	87,715,000
			357,646,736
Total Common Stock (cost $2,417,691,884)			2,648,598,697

		Number of shares	Value (U.S. $)
	Convertible Preferred Stock – 0.73%Δ
	Mexico – 0.73%
#	Cemex 144A
	3.25% exercise price $10.85,
	expiration date 3/15/16	10,000,000	$10,037,500
	*3.75% exercise price $10.85,
	expiration date 3/15/18	10,000,000	10,050,000
	Total Convertible Preferred Stock (cost $20,000,000)		20,087,500

	Participation Notes – 0.02%
=#@†	Lehman Indian Oil CW 12 LEPO 144A	172,132	75,262
=#†	Lehman Oil & Natural Gas CW 12 LEPO 144A	254,590	381,251
	Total Participation Notes (cost $8,559,056)		456,513

	Preferred Stock – 3.11%Δ
	Brazil – 2.10%
	Braskem Class A 3.74%	541,994	8,514,471
	Lojas Americanas 0.40%	987,663	9,803,029
	Vale Class A 1.98%	1,400,000	39,733,629
			58,051,129
	Republic of Korea – 0.63%
	Samsung Electronics 2.25%	31,362	17,428,918
			17,428,918
	Russia – 0.38%
	AK Transneft 0.94%	7,239	10,677,525
			10,677,525
	Total Preferred Stock (cost $52,540,039)		86,157,572

	Total Value of Securities Before Securities
	Lending Collateral – 99.65% (cost $2,498,790,979)		2,755,300,282

	Securities Lending Collateral** – 9.88%
	Investment Companies
	BNY Mellon SL DBT II Liquidating Fund	261,490	255,057
	Delaware Investments Collateral Fund No.1	272,865,763	272,865,763
	@†Mellon GSL Reinvestment Trust II	376,250	0

	Total Securities Lending Collateral
	(cost $273,503,503)		273,120,820

Statements of net assets
Delaware Emerging Markets Fund

Total Value of Securities – 109.53%
(cost $2,772,294,482)	$3,028,421,102 ©

Obligation to Return Securities
Lending Collateral** – (9.89%)	(273,503,503)

Receivables and Other Assets
Net of Other Liabilities – 0.36%	9,944,990

Net Assets Applicable to 169,038,710
Shares Outstanding – 100.00%	$2,764,862,589

Net Asset Value – Delaware Emerging Markets Fund
Class A ($712,055,543 / 43,466,418 Shares)	$16.38
Net Asset Value – Delaware Emerging Markets Fund
Class B ($18,830,990 / 1,210,991 Shares)	$15.55
Net Asset Value – Delaware Emerging Markets Fund
Class C ($267,131,724 / 17,217,388 Shares)	$15.52
Net Asset Value – Delaware Emerging Markets Fund
Class R ($1,267,936 / 76,767 Shares)	$16.52
Net Asset Value – Delaware Emerging Markets Fund
Institutional Class ($1,765,576,396 / 107,067,146 Shares)	$16.49

Components of Net Assets at May 31, 2011:
Shares of beneficial interest (unlimited authorization – no par)	$2,486,493,409
Distributions in excess of net investment income	(357,359)
Accumulated net realized gain on investments	21,189,126
Net unrealized appreciation of investments and foreign currencies	257,537,413
Total net assets	$2,764,862,589

Δ	Securities have been classified by country of origin. Classification by type of business has been presented on page 7 in “Security type/country/sector allocations.”
@	Illiquid security. At May 31, 2011, the aggregate amount of illiquid securities was $31,158,830, which represented 1.13% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2011, the aggregate amount of Rule 144A securities was $74,453,404, which represented 2.69% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
*	Fully or partially on loan.
†	Non income producing security.
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At May 31, 2011, the aggregate amount of fair valued securities was $14,191,618, which represented 0.51% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”
**	See Note 9 in “Notes to financial statements.”
©	Includes $266,652,387 of securities loaned.

Summary of abbreviations:
ADR — American Depositary Receipt
BRL — Brazilian Real
GDR — Global Depositary Receipt
HKD — Hong Kong Dollar
LEPO — Low Exercise Price Option
MNB — Mellon National Bank
NVDR — Non-Voting Depositary Receipt
USD — United States Dollar

Net Asset Value and Offering Price Per Share –
Delaware Emerging Markets Fund
Net asset value Class A (A)	$16.38
Sales charge (5.75% of offering price) (B)	1.00
Offering Price	$17.38

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $50,000 or more.

Statements of net assets
Delaware Emerging Markets Fund

The following foreign currency exchange contracts were outstanding at May 31, 20111:

Foreign Currency Exchange Contracts
						Unrealized
						Appreciation
Counterparty	Contracts to Receive		In Exchange For		Settlement Date	(Depreciation)
MNB	BRL	212,352	USD	(438,478)	6/1/11	$2,322
MNB	HKD	26,845,720	USD	(3,480,759)	6/1/11	17
						$2,339

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 8 in “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

Delaware Global Value Fund	May 31, 2011 (Unaudited)

		Number of shares	Value (U.S. $)
Common Stock – 100.02%Δ
Australia – 0.69%
	Coca-Cola Amatil	20,623	$259,424
			259,424
Brazil – 1.03%
	Petroleo Brasileiro ADR	12,300	384,498
			384,498
Canada – 2.29%
†	CGI Group Class A	37,106	855,335
			855,335
China/Hong Kong – 3.28%
	CNOOC	200,000	502,174
*†	Sohu.com	1,900	153,197
*	Techtronic Industries	115,000	140,912
	Yue Yuen Industrial Holdings	124,000	431,229
			1,227,512
France – 11.58%
*	Alstom	7,862	488,269
*	AXA	25,078	537,662
	Cie de Saint-Gobain	5,388	357,481
	Lafarge	6,252	432,939
*	PPR	1,086	189,511
*	Publicis Groupe	4,287	236,198
*	Sanofi	4,668	370,111
	Teleperformance	13,039	446,534
*	Total	7,863	454,077
*	Vallourec	3,064	384,953
*	Vivendi	15,436	432,302
			4,330,037
Germany – 3.34%
	Bayerische Motoren Werke	3,206	284,425
	Deutsche Post	34,280	646,847
	Metro	4,723	315,536
			1,246,808
Israel – 1.69%
	Teva Pharmaceutical Industries ADR	12,400	631,160
			631,160

Statements of net assets
Delaware Global Value Fund

	Number of shares	Value (U.S. $)
Common Stock (continued)
Italy – 3.09%
Finmeccanica	27,930	$348,556
Parmalat	117,600	436,205
UniCredit	163,150	372,141
		1,156,902
Japan – 4.56%
Asahi Glass	14,500	171,327
* Don Quijote	7,200	251,667
ITOCHU	41,853	432,976
Mitsubishi UFJ Financial Group	46,554	214,630
Sumitomo Rubber Industries	9,343	108,244
Toyota Motor	12,550	524,421
		1,703,265
Luxembourg – 0.45%
ArcelorMittal	5,043	168,819
		168,819
Netherlands – 0.80%
Koninklijke Philips Electronics	10,710	298,209
		298,209
Republic of Korea – 0.90%
Hyundai Department Store	1,979	337,227
		337,227
Russia – 1.00%
Mobile TeleSystems ADR	18,400	372,968
		372,968
Singapore – 1.38%
Singapore Airlines	45,067	517,608
		517,608
Spain – 2.14%
Banco Santander	29,348	349,699
Telefonica	18,579	451,713
		801,412
Sweden – 2.72%
* Meda Class A	63,942	713,851
Nordea Bank FDR	25,987	304,386
		1,018,237

		Number of shares	Value (U.S. $)
Common Stock (continued)
Switzerland – 2.70%
*	Aryzta	10,467	$582,329
	Novartis	6,601	425,802
			1,008,131
Taiwan – 2.47%
	HTC	21,650	925,135
			925,135
United Kingdom – 5.20%
	Greggs	26,838	232,596
	National Grid	37,869	390,947
	Rexam	56,408	372,319
	Rio Tinto	4,637	323,097
	Standard Chartered	14,061	377,493
	Vodafone Group	89,155	247,889
			1,944,341
United States – 48.71%
	Abbott Laboratories	11,600	606,100
†	AGCO	7,100	366,857
	American Express	12,800	660,480
†	Apollo Group Class A	9,200	378,212
	Archer-Daniels-Midland	15,400	499,114
	AT&T	14,800	467,088
	Ball	14,400	568,944
*†	CACI International Class A	9,600	612,768
	Carnival	9,700	376,457
	Caterpillar	4,000	423,200
	Chesapeake Energy	15,500	485,770
	Chevron	4,500	472,095
	Cintas	12,100	397,485
†	Convergys	34,500	440,910
	Cooper Industries	6,000	377,100
	Corning	24,800	499,720
†	Dell	44,700	718,776
	Discover Financial Services	14,800	352,832
	FedEx	3,700	346,468
	Goldman Sachs Group	2,300	323,679
	Intel	17,700	398,427
	International Business Machines	4,400	743,293

Statements of net assets
Delaware Global Value Fund

	Number of shares	Value (U.S. $)
Common Stock (continued)
United States (continued)
† Investment Technology Group	28,700	$434,518
Johnson & Johnson	9,300	625,797
JPMorgan Chase	11,600	501,584
* Lockheed Martin	5,300	412,870
Lowe’s	17,200	415,208
Microsoft	26,900	672,769
† Mylan	29,800	701,641
† NII Holdings	14,000	611,240
Omnicom Group	11,600	542,532
Pfizer	27,700	594,165
Stanley Black & Decker	6,022	444,905
Travelers	8,200	509,056
Viacom Class B	13,800	695,658
Walgreen	12,300	536,649
		18,214,367
Total Common Stock (cost $30,577,700)		37,401,395

Total Value of Securities Before Securities
Lending Collateral – 100.02% (cost $30,577,700)		37,401,395

Securities Lending Collateral** – 11.44%
Investment Companies
BNY Mellon SL DBT II Liquidating Fund	98,576	96,151
Delaware Investments Collateral Fund No.1	4,180,962	4,180,962
@†Mellon GSL Reinvestment Trust II	142,101	0
Total Securities Lending Collateral (cost $4,421,639)		4,277,113

Total Value of Securities – 111.46%
(cost $34,999,339)		41,678,508	©

Obligation to Return Securities
Lending Collateral** – (11.83%)		(4,421,639)

Receivables and Other Assets
Net of Other Liabilities – 0.37%		136,319

Net Assets Applicable to 3,800,496
Shares Outstanding – 100.00%		$37,393,188

Net Asset Value – Delaware Global Value Fund
Class A ($23,277,380 / 2,354,523 Shares)	$9.89
Net Asset Value – Delaware Global Value Fund
Class B ($3,256,267 / 334,443 Shares)	$9.74
Net Asset Value – Delaware Global Value Fund
Class C ($8,878,592 / 911,749 Shares)	$9.74
Net Asset Value – Delaware Global Value Fund
Institutional Class ($1,980,949 / 199,781 Shares)	$9.92

Components of Net Assets at May 31, 2011:
Shares of beneficial interest (unlimited authorization – no par)	$59,049,379
Undistributed net investment income	182,883
Accumulated net realized loss on investments	(28,521,658)
Net unrealized appreciation of investments and foreign currencies	6,682,584
Total net assets	$37,393,188

Δ	Securities have been classified by country of origin. Classification by type of business has been presented on page 9 in “Security type/country/sector allocations.”
†	Non income producing security.
*	Fully or partially on loan.
**	See Note 9 in “Notes to financial statements.”
@	Illiquid Security. At May 31, 2011, the aggregate amount of illiquid securities was $0, which represented 0.00% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
©	Includes $4,184,778 of securities loaned.

Summary of abbreviations:
ADR — American Depositary Receipt
FDR — Fiduciary Depositary Receipt

Net Asset Value and Offering Price Per Share –
Delaware Global Value Fund
Net asset value Class A (A)	$9.89
Sales charge (5.75% of offering price) (B)	0.60
Offering price	$10.49

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $50,000 or more.

See accompanying notes, which are an integral part of the financial statements.

Statements of operations
Delaware International Funds	Six Months Ended May 31, 2011 (Unaudited)

	Delaware	Delaware	Delaware
	International	Emerging	Global
	Value Equity	Markets	Value
	Fund	Fund	Fund
Investment Income:
Dividends	$6,424,141	$23,742,858	$523,558
Interest	955	152,701	3,438
Securities lending income	319,681	929,557	19,365
Foreign tax withheld	(624,588)	(1,032,916)	(36,853)
	6,120,189	23,792,200	509,508

Expenses:
Management fees	1,414,103	12,742,216	155,283
Dividend disbursing and transfer agent
fees and expenses	561,918	2,287,573	76,055
Distribution expenses – Class A	208,094	977,259	33,865
Distribution expenses – Class B	39,283	97,539	16,635
Distribution expenses – Class C	234,226	1,274,547	43,827
Distribution expenses – Class R	9,679	2,677	—
Custodian fees	66,206	687,610	13,740
Accounting and administration expenses	65,438	423,439	7,185
Registration fees	35,587	278,447	24,802
Reports and statements to shareholders	29,816	119,819	7,010
Audit and tax	13,937	43,612	6,968
Legal fees	9,342	81,581	1,636
Trustees’ fees	8,766	55,013	956
Dues and services	5,497	6,654	3,962
Insurance fees	4,693	15,744	497
Pricing fees	2,210	3,613	2,025
Consulting fees	1,633	5,941	182
Trustees’ expenses	517	2,791	54
	2,710,945	19,106,075	394,682
Less fees waived	(18,145)	—	(62,686)
Less waived distribution expenses – Class A	—	(162,876)	(5,644)
Less waived distribution expenses – Class R	(1,613)	(446)	—
Less expense paid indirectly	(875)	(2,786)	(157)
Total operating expenses	2,690,312	18,939,967	326,195
Net Investment Income	3,429,877	4,852,233	183,313

	Delaware	Delaware	Delaware
	International	Emerging	Global
	Value Equity	Markets	Value
	Fund	Fund	Fund
Net Realized and Unrealized
Gain (Loss) on Investments
and Foreign Currencies:
Net realized gain (loss) on:
Investments	$9,398,008	$24,266,120	$1,467,771
Foreign currencies	(133,111)	(2,165,848)	15,661
Foreign currency exchange contracts	(235,125)	(1,222,691)	(14,196)
Net realized gain	9,029,772	20,877,581	1,469,236
Net change in unrealized appreciation/
depreciation of investments
and foreign currencies	51,375,678	148,756,054	4,711,221
Net Realized and Unrealized Gain on
Investments and Foreign Currencies	60,405,450	169,633,635	6,180,457

Net Increase in Net Assets Resulting
from Operations	$63,835,327	$174,485,868	$6,363,770

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware International Value Equity Fund

	Six Months	Year
	Ended	Ended
	5/31/11	11/30/10
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$3,429,877	$4,072,115
Net realized gain on investments
and foreign currencies	9,029,772	9,746,611
Net change in unrealized appreciation/depreciation
of investments and foreign currencies	51,375,678	(941,935)
Net increase in net assets resulting from operations	63,835,327	12,876,791

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(1,173,093)	(3,100,163)
Class B	(17,757)	(155,771)
Class C	(105,750)	(795,505)
Class R	(21,894)	(55,397)
Institutional Class	(1,605,333)	(3,166,321)
	(2,923,827)	(7,273,157)

Capital Share Transactions:
Proceeds from shares sold:
Class A	10,603,229	11,233,986
Class B	113,537	173,613
Class C	1,330,387	2,896,279
Class R	360,781	752,628
Institutional Class	20,778,251	29,263,858

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	1,101,145	2,840,064
Class B	16,437	143,120
Class C	100,812	747,519
Class R	21,894	55,397
Institutional Class	1,572,059	3,117,321
	35,998,532	51,223,785

	Six Months	Year
	Ended	Ended
	5/31/11	11/30/10
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(26,409,733)	$(39,399,111)
Class B	(1,544,013)	(3,516,795)
Class C	(5,776,613)	(14,708,670)
Class R	(965,790)	(688,411)
Institutional Class	(47,226,808)	(40,028,000)
	(81,922,957)	(98,340,987)
Decrease in net assets derived from
capital share transactions	(45,924,425)	(47,117,202)
Net Increase (Decrease) in Net Assets	14,987,075	(41,513,568)

Net Assets:
Beginning of period	322,047,449	363,561,017
End of period	$337,034,524	$322,047,449

Undistributed net investment income	$3,055,332	$2,917,518

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Emerging Markets Fund

	Six Months	Year
	Ended	Ended
	5/31/11	11/30/10
	(Unaudited)
Increase in Net Assets from Operations:
Net investment income	$4,852,233	$9,574,162
Net realized gain on investments
and foreign currencies	20,877,581	14,446,831
Net change in unrealized appreciation/depreciation
of investments and foreign currencies	148,756,054	106,045,960
Net increase in net assets resulting from operations	174,485,868	130,066,953

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(3,194,283)	(157,722)
Class R1	(1,746)	—
Institutional Class	(5,624,704)	(360,097)
	(8,820,733)	(517,819)

Capital Share Transactions:
Proceeds from shares sold:
Class A	226,632,690	282,988,286
Class B	234,861	687,127
Class C	48,949,386	76,058,758
Class R	1,149,970	443,415
Institutional Class	1,160,975,374	539,949,337

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	2,906,300	143,191
Class R	1,745	—
Institutional Class	2,798,475	278,887
	1,443,648,801	900,549,001

	Six Months	Year
	Ended	Ended
	5/31/11	11/30/10
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(121,266,545)	$(200,070,325)
Class B	(2,368,679)	(4,267,451)
Class C	(28,398,212)	(35,088,651)
Class R	(383,643)	(9,594)
Institutional Class	(136,046,415)	(72,557,094)
	(288,463,494)	(311,993,115)
Increase in net assets derived from
capital share transactions	1,155,185,307	588,555,886
Net Increase in Net Assets	1,320,850,442	718,105,020

Net Assets:
Beginning of period	1,444,012,147	725,907,127
End of period	$2,764,862,589	$1,444,012,147

Undistributed (distributions in excess of) net
investment income	$(357,359)	$6,999,680

1For the year ended November 30, 2010, net investment income distributions of $0.005 per share was made by the Fund, which rounded to less than $1.

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Global Value Fund

	Six Months	Year
	Ended	Ended
	5/31/11	11/30/10
	(Unaudited)
Increase in Net Assets from Operations:
Net investment income	$183,313	$217,641
Net realized gain on investments
and foreign currencies	1,469,236	277,100
Net change in unrealized appreciation/depreciation
of investments and foreign currencies	4,711,221	964,932
Net increase in net assets resulting from operations	6,363,770	1,459,673

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(94,193)	(337,530)
Class B	—	(32,321)
Class C	—	(83,154)
Institutional Class	(11,418)	(22,003)
	(105,611)	(475,008)

Capital Share Transactions:
Proceeds from shares sold:
Class A	1,969,965	2,566,972
Class B	40,635	37,287
Class C	648,028	519,598
Institutional Class	236,023	701,393

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	82,808	300,220
Class B	—	26,324
Class C	—	73,288
Institutional Class	10,965	21,846
	2,988,424	4,246,928

	Six Months	Year
	Ended	Ended
	5/31/11	11/30/10
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(3,477,362)	$(7,492,107)
Class B	(494,345)	(1,265,780)
Class C	(1,476,167)	(3,466,665)
Institutional Class	(255,690)	(469,771)
	(5,703,564)	(12,694,323)
Decrease in net assets derived from
capital share transactions	(2,715,140)	(8,447,395)
Net Increase (Decrease) in Net Assets	3,543,019	(7,462,730)

Net Assets:
Beginning of period	33,850,169	41,312,899
End of period	$37,393,188	$33,850,169

Undistributed net investment income	$182,883	$103,716

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware International Value Equity Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income2
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
5/31/111	11/30/10	11/30/09	11/30/08	11/30/07	11/30/06
(Unaudited)
$11.570	$11.400	$8.120	$16.750	$16.010	$18.130

0.134	0.136	0.212	0.288	0.205	0.339
2.281	0.266	3.375	(7.995)	1.504	3.220
2.415	0.402	3.587	(7.707)	1.709	3.559

(0.105)	(0.232)	(0.307)	(0.204)	(0.174)	(0.412)
—	—	—	(0.719)	(0.795)	(5.267)
(0.105)	(0.232)	(0.307)	(0.923)	(0.969)	(5.679)

$13.880	$11.570	$11.400	$8.120	$16.750	$16.010

20.99%	3.60%	44.76%	(48.60% )	11.24%	23.57%

$141,184	$130,865	$154,721	$178,072	$472,533	$472,803
1.62%	1.65%	1.52%	1.40%	1.40%	1.41%

1.63%	1.69%	1.78%	1.49%	1.40%	1.43%
2.06%	1.21%	2.33%	2.19%	1.25%	2.05%

2.05%	1.17%	2.07%	2.10%	1.25%	2.03%
14%	37%	35%	32%	26%	127%

Financial highlights
Delaware International Value Equity Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income2
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
5/31/111	11/30/10	11/30/09	11/30/08	11/30/07	11/30/06
(Unaudited)
$11.380	$11.230	$ 7.980	$16.470	$15.750	$17.910

0.087	0.057	0.149	0.197	0.092	0.226
2.261	0.260	3.322	(7.876)	1.484	3.173
2.348	0.317	3.471	(7.679)	1.576	3.399

(0.028)	(0.167)	(0.221)	(0.092)	(0.061)	(0.292)
—	—	—	(0.719)	(0.795)	(5.267)
(0.028)	(0.167)	(0.221)	(0.811)	(0.856)	(5.559)

$13.700	$11.380	$11.230	$ 7.980	$16.470	$15.750

20.66%	2.86%	43.65%	(48.95% )	10.48%	22.70%

$7,699	$7,670	$10,796	$11,227	$34,520	$39,834
2.32%	2.35%	2.22%	2.10%	2.10%	2.11%

2.33%	2.39%	2.48%	2.19%	2.10%	2.13%
1.36%	0.51%	1.63%	1.49%	0.55%	1.35%

1.35%	0.47%	1.37%	1.40%	0.55%	1.33%
14%	37%	35%	32%	26%	127%

Financial highlights
Delaware International Value Equity Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income2
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
5/31/111	11/30/10	11/30/09	11/30/08	11/30/07	11/30/06
(Unaudited)
$11.370	$11.220	$ 7.960	$16.450	$15.730	$17.890

0.087	0.056	0.149	0.197	0.092	0.226
2.251	0.261	3.332	(7.876)	1.484	3.173
2.338	0.317	3.481	(7.679)	1.576	3.399

(0.028)	(0.167)	(0.221)	(0.092)	(0.061)	(0.292)
—	—	—	(0.719)	(0.795)	(5.267)
(0.028)	(0.167)	(0.221)	(0.811)	(0.856)	(5.559)

$13.680	$11.370	$11.220	$ 7.960	$16.450	$15.730

20.59%	2.87%	43.71%	(49.01% )	10.50%	22.73%

$47,850	$43,620	$54,235	$51,420	$144,106	$144,298
2.32%	2.35%	2.22%	2.10%	2.10%	2.11%

2.33%	2.39%	2.48%	2.19%	2.10%	2.13%
1.36%	0.51%	1.63%	1.49%	0.55%	1.35%

1.35%	0.47%	1.37%	1.40%	0.55%	1.33%
14%	37%	35%	32%	26%	127%

Financial highlights
Delaware International Value Equity Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income2
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value. Total investment return during some of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
5/31/111	11/30/10	11/30/09	11/30/08	11/30/07	11/30/06
(Unaudited)
$11.520	$11.360	$ 8.080	$16.670	$15.930	$18.050

0.120	0.112	0.192	0.261	0.173	0.308
2.281	0.259	3.370	(7.960)	1.504	3.207
2.401	0.371	3.562	(7.699)	1.677	3.515

(0.081)	(0.211)	(0.282)	(0.172)	(0.142)	(0.368)
—	—	—	(0.719)	(0.795)	(5.267)
(0.081)	(0.211)	(0.282)	(0.891)	(0.937)	(5.635)

$13.840	$11.520	$11.360	$ 8.080	$16.670	$15.930

20.93%	3.32%	44.55%	(48.70% )	11.07%	23.33%

$3,143	$3,127	$2,985	$1,259	$3,076	$4,575
1.82%	1.85%	1.72%	1.60%	1.60%	1.61%

1.93%	1.99%	2.08%	1.79%	1.70%	1.73%
1.86%	1.01%	2.13%	1.99%	1.05%	1.85%

1.75%	0.87%	1.77%	1.80%	0.95%	1.73%
14%	37%	35%	32%	26%	127%

Financial highlights
Delaware International Value Equity Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income2
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
5/31/111	11/30/10	11/30/09	11/30/08	11/30/07	11/30/06
(Unaudited)
$11.630	$11.450	$ 8.170	$16.850	$16.100	$18.210

0.154	0.170	0.239	0.327	0.255	0.389
2.294	0.270	3.385	(8.034)	1.513	3.233
2.448	0.440	3.624	(7.707)	1.768	3.622

(0.138)	(0.260)	(0.344)	(0.254)	(0.223)	(0.465)
—	—	—	(0.719)	(0.795)	(5.267)
(0.138)	(0.260)	(0.344)	(0.973)	(1.018)	(5.732)

$13.940	$11.630	$11.450	$ 8.170	$16.850	$16.100

21.21%	3.93%	45.13%	(48.44% )	11.59%	23.93%

$137,159	$136,765	$140,824	$146,192	$399,014	$355,347
1.32%	1.35%	1.22%	1.10%	1.10%	1.11%

1.33%	1.39%	1.48%	1.19%	1.10%	1.13%
2.36%	1.51%	2.63%	2.49%	1.55%	2.35%

2.35%	1.47%	2.37%	2.40%	1.55%	2.33%
14%	37%	35%	32%	26%	127%

Financial highlights
Delaware Emerging Markets Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income2
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
5/31/111	11/30/10	11/30/09	11/30/08	11/30/07	11/30/06
(Unaudited)
$14.860	$12.880	$ 7.940	$22.760	$21.280	$17.950

0.033	0.151	0.043	0.137	0.184	0.419
1.572	1.834	5.736	(9.242)	7.117	4.080
1.605	1.985	5.779	(9.105)	7.301	4.499

(0.085)	(0.005)	(0.016)	(0.234)	(0.523)	(0.269)
—	—	(0.823)	(5.481)	(5.298)	(0.900)
(0.085)	(0.005)	(0.839)	(5.715)	(5.821)	(1.169)

$16.380	$14.860	$12.880	$ 7.940	$22.760	$21.280

10.89%	15.42%	79.84%	(53.37% )	46.11%	26.52%

$712,056	$546,275	$399,840	$213,581	$673,309	$533,042
1.81%	1.85%	1.91%	1.83%	1.97%	1.94%

1.86%	1.90%	1.98%	1.88%	2.02%	1.99%
0.40%	1.10%	0.45%	0.94%	0.97%	2.23%

0.35%	1.05%	0.38%	0.89%	0.92%	2.18%
10%	27%	37%	37%	108%	46%

Financial highlights
Delaware Emerging Markets Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)2
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
5/31/111	11/30/10	11/30/09	11/30/08	11/30/07	11/30/06
(Unaudited)
$14.080	$12.300	$7.640	$22.120	$20.830	$17.600

(0.027)	0.046	(0.025)	0.030	0.045	0.280
1.497	1.734	5.508	(8.936)	6.926	3.998
1.470	1.780	5.483	(8.906)	6.971	4.278

—	—	—	(0.093)	(0.383)	(0.148)
—	—	(0.823)	(5.481)	(5.298)	(0.900)
—	—	(0.823)	(5.574)	(5.681)	(1.048)

$15.550	$14.080	$12.300	$7.640	$22.120	$20.830

10.44%	14.47%	78.59%	(53.76% )	44.97%	25.59%

$18,831	$19,030	$20,022	$14,620	$45,978	$37,944
2.56%	2.60%	2.66%	2.58%	2.72%	2.69%

2.56%	2.60%	2.68%	2.58%	2.72%	2.69%
(0.35% )	0.35%	(0.30% )	0.19%	0.22%	1.48%

(0.35% )	0.35%	(0.32% )	0.19%	0.22%	1.48%
10%	27%	37%	37%	108%	46%

Financial highlights
Delaware Emerging Markets Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)2
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
5/31/111	11/30/10	11/30/09	11/30/08	11/30/07	11/30/06
(Unaudited)
$14.050	$12.270	$7.630	$22.090	$20.800	$17.580

(0.026)	0.046	(0.026)	0.031	0.045	0.280
1.496	1.734	5.489	(8.917)	6.926	3.988
1.470	1.780	5.463	(8.886)	6.971	4.268

—	—	—	(0.093)	(0.383)	(0.148)
—	—	(0.823)	(5.481)	(5.298)	(0.900)
—	—	(0.823)	(5.574)	(5.681)	(1.048)

$15.520	$14.050	$12.270	$7.630	$22.090	$20.800

10.46%	14.51%	78.68%	(53.75% )	45.03%	25.56%

$267,132	$222,957	$157,383	$84,436	$237,832	$183,562
2.56%	2.60%	2.66%	2.58%	2.72%	2.69%

2.56%	2.60%	2.68%	2.58%	2.72%	2.69%
(0.35% )	0.35%	(0.30% )	0.19%	0.22%	1.48%

(0.35% )	0.35%	(0.32% )	0.19%	0.22%	1.48%
10%	27%	37%	37%	108%	46%

Financial highlights
Delaware Emerging Markets Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)3
Net realized and unrealized gain on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return4

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Date of commencement of operations; ratios have been annualized and total return has not been annualized.
3 The average shares outstanding method has been applied for per share information.
4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

Six Months Ended	Year Ended	8/31/092 to
5/31/111	11/30/10	11/30/09
(Unaudited)
$14.960	$13.010	$11.520

0.013	0.123	(0.030)
1.590	1.832	1.520
1.603	1.955	1.490

(0.043)	(0.005)	—
(0.043)	(0.005)	—

$16.520	$14.960	$13.010

10.73%	15.03%	12.93%

$1,268	$440	$—5
2.06%	2.10%	2.11%

2.16%	2.20%	2.22%
0.15%	0.85%	(0.88% )

0.05%	0.75%	(0.99% )
10%	27%	37%6

5 Net assets were less than $500.
6 Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Emerging Markets Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income2
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
5/31/111	11/30/10	11/30/09	11/30/08	11/30/07	11/30/06
(Unaudited)
$14.970	$12.980	$8.000	$22.910	$21.390	$18.030

0.053	0.190	0.068	0.175	0.232	0.466
1.587	1.831	5.786	(9.321)	7.157	4.104
1.640	2.021	5.854	(9.146)	7.389	4.570

(0.120)	(0.031)	(0.051)	(0.283)	(0.571)	(0.310)
—	—	(0.823)	(5.481)	(5.298)	(0.900)
(0.120)	(0.031)	(0.874)	(5.764)	(5.869)	(1.210)

$16.490	$14.970	$12.980	$8.000	$22.910	$21.390

11.06%	15.69%	80.39%	(53.30% )	46.49%	26.87%

$1,765,576	$655,310	$148,662	$45,697	$110,327	$112,964
1.56%	1.60%	1.66%	1.58%	1.72%	1.69%

1.56%	1.60%	1.68%	1.58%	1.72%	1.69%
0.65%	1.35%	0.70%	1.19%	1.22%	2.48%

0.65%	1.35%	0.68%	1.19%	1.22%	2.48%
10%	27%	37%	37%	108%	46%

Financial highlights
Delaware Global Value Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income2
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
5/31/111	11/30/10	11/30/09	11/30/08	11/30/07	11/30/06
(Unaudited)
$8.300	$8.050	$5.790	$11.850	$13.260	$11.660

0.058	0.067	0.106	0.172	0.145	0.111
1.570	0.293	2.315	(5.554)	0.663	3.084
1.628	0.360	2.421	(5.382)	0.808	3.195

(0.038)	(0.110)	(0.161)	(0.138)	(0.066)	(0.238)
—	—	—	(0.540)	(2.152)	(1.357)
(0.038)	(0.110)	(0.161)	(0.678)	(2.218)	(1.595)

$9.890	$8.300	$8.050	$5.790	$11.850	$13.260

19.67%	4.53%	42.14%	(48.12% )	6.96%	30.83%

$23,277	$20,844	$24,823	$22,034	$66,024	$36,416
1.55%	1.55%	1.56%	1.45%	1.45%	1.59%

1.94%	2.07%	2.09%	1.76%	1.57%	1.88%
1.24%	0.84%	1.66%	1.84%	1.22%	0.93%

0.85%	0.32%	1.13%	1.53%	1.10%	0.64%
17%	50%	47%	78%	31%	124%

Financial highlights
Delaware Global Value Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income2
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
5/31/111	11/30/10	11/30/09	11/30/08	11/30/07	11/30/06
(Unaudited)
$8.170	$7.940	$5.680	$11.640	$13.070	$11.510

0.023	0.007	0.059	0.104	0.057	0.022
1.547	0.285	2.297	(5.474)	0.665	3.050
1.570	0.292	2.356	(5.370)	0.722	3.072

—	(0.062)	(0.096)	(0.050)	—	(0.155)
—	—	—	(0.540)	(2.152)	(1.357)
—	(0.062)	(0.096)	(0.590)	(2.152)	(1.512)

$9.740	$8.170	$7.940	$5.680	$11.640	$13.070

19.22%	3.70%	41.36%	(48.51% )	6.08%	29.95%

$3,256	$3,136	$4,255	$4,103	$10,893	$7,453
2.30%	2.30%	2.31%	2.20%	2.20%	2.34%

2.64%	2.77%	2.79%	2.46%	2.27%	2.58%
0.49%	0.09%	0.91%	1.09%	0.47%	0.18%

0.15%	(0.38% )	0.43%	0.83%	0.40%	(0.06% )
17%	50%	47%	78%	31%	124%

Financial highlights
Delaware Global Value Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income2
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
5/31/111	11/30/10	11/30/09	11/30/08	11/30/07	11/30/06
(Unaudited)
$ 8.170	$7.940	$5.690	$11.650	$13.090	$11.520

0.023	0.007	0.059	0.102	0.057	0.022
1.547	0.285	2.287	(5.472)	0.655	3.060
1.570	0.292	2.346	(5.370)	0.712	3.082

—	(0.062)	(0.096)	(0.050)	—	(0.155)
—	—	—	(0.540)	(2.152)	(1.357)
—	(0.062)	(0.096)	(0.590)	(2.152)	(1.512)

$9.740	$8.170	$7.940	$5.690	$11.650	$13.090

19.22%	3.70%	41.12%	(48.51% )	6.17%	29.92%

$8,879	$8,193	$10,845	$11,260	$39,463	$17,545
2.30%	2.30%	2.31%	2.20%	2.20%	2.34%

2.64%	2.77%	2.79%	2.46%	2.27%	2.58%
0.49%	0.09%	0.91%	1.09%	0.47%	0.18%

0.15%	(0.38% )	0.43%	0.83%	0.40%	(0.06% )
17%	50%	47%	78%	31%	124%

Financial highlights
Delaware Global Value Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income2
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
5/31/111	11/30/10	11/30/09	11/30/08	11/30/07	11/30/06
(Unaudited)
$8.340	$8.080	$5.810	$11.910	$13.310	$11.700

0.070	0.087	0.123	0.195	0.176	0.141
1.568	0.300	2.330	(5.587)	0.673	3.092
1.638	0.387	2.453	(5.392)	0.849	3.233

(0.058)	(0.127)	(0.183)	(0.168)	(0.097)	(0.266)
—	—	—	(0.540)	(2.152)	(1.357)
(0.058)	(0.127)	(0.183)	(0.708)	(2.249)	(1.623)

$9.920	$8.340	$8.080	$5.810	$11.910	$13.310

19.72%	4.86%	42.46%	(48.03% )	7.12%	31.24%

$1,981	$1,677	$1,390	$1,088	$2,398	$5,193
1.30%	1.30%	1.31%	1.20%	1.20%	1.34%

1.64%	1.77%	1.79%	1.46%	1.27%	1.58%
1.49%	1.09%	1.91%	2.09%	1.47%	1.18%

1.15%	0.62%	1.43%	1.83%	1.40%	0.94%
17%	50%	47%	78%	31%	124%

Notes to financial statements
Delaware International Funds	May 31, 2011 (Unaudited)

Delaware Group® Global & International Funds (Trust) is organized as a Delaware statutory trust and offers five series: Delaware International Value Equity Fund, Delaware Emerging Markets Fund, Delaware Global Value Fund, Delaware Focus Global Growth Fund and Delaware Macquarie Global Infrastructure Fund. These financial statements and the related notes pertain to Delaware International Value Equity Fund, Delaware Emerging Markets Fund and Delaware Global Value Fund (each, a Fund or collectively, the Funds). The Trust is an open-end investment company. Each Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. As of May 31, 2011, Delaware Global Value Fund has not commenced operations of its Class R shares.

The investment objective of Delaware International Value Equity Fund is to seek long-term growth without undue risk to principal.

The investment objective of Delaware Emerging Markets Fund and Delaware Global Value Fund is to seek long-term capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices. Investment company securities are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Funds may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before each Fund value its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Funds may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (November 30, 2007–November 30, 2010), and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with each Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Funds generally do not isolate that portion of realized gains and losses on investments which is due to changes in the foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Funds report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Notes to financial statements
Delaware International Funds

1. Significant Accounting Policies (continued)

Other — Expenses directly attributable to the Funds are charged directly to the Funds. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for the financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Funds are aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with each Fund’s understanding of the applicable country’s tax rules and rates. Each Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. Dividends and distributions, if any, are recorded on the ex-dividend date. The Funds may distribute income dividends and capital gains more frequently, if necessary for tax purposes.

The Funds may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended May 31, 2011.

The Funds receive earnings credits from their transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the statements of operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended May 31, 2011, each Fund earned the following amounts under this agreement:

Delaware International	Delaware Emerging	Delaware Global
Value Equity Fund	Markets Fund	Value Fund
$875	$2,786	$157

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its respective Investment Management Agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee based on each Fund’s average daily net assets as follows:

	Delaware International	Delaware Emerging	Delaware Global
	Value Equity Fund	Markets Fund	Value Fund
On the first $500 million	0.85%	1.25%	0.85%
On the next $500 million	0.80%	1.20%	0.80%
On the next $1.5 billion	0.75%	1.15%	0.75%
In excess of $2.5 billion	0.70%	1.10%	0.70%

Effective March 30, 2011, DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse each Fund to the extent necessary to ensure that total annual operating expenses, (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) do not exceed specified percentages of average daily net assets through March 29, 2012 as shown below. These waivers and reimbursements may be terminated only by agreement of the Manager and the Funds.

	Delaware International	Delaware Emerging	Delaware Global
	Value Equity Fund	Markets Fund	Value Fund
Effective March 30, 2011,
operating expense
limitation as a percentage of
average daily net assets
(per annum)	1.30%	1.60%	1.30%
Through March 29, 2011,
operating expense
limitation as a percentage of
average daily net assets
(per annum)	1.35%	1.75%	1.30%

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Funds. For these services, the Funds pay DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended May 31, 2011, each Fund was charged for these services as follows:

Delaware International	Delaware Emerging	Delaware Global
Value Equity Fund	Markets Fund	Value Fund
$8,238	$53,298	$905

DSC also provides dividend disbursing and transfer agency services. The Funds pay DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Notes to financial statements
Delaware International Funds

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and Class C shares, and 0.60% of the average daily net assets of the Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to limit each Fund’s Class R shares’ 12b-1 fees through March 29, 2012 to no more than 0.50% of the Class R shares’ average daily net assets. For Delaware Emerging Markets Fund and Delaware Global Value Fund, DDLP has contracted to limit the Class A shares’ 12b-1 fees through March 29, 2012 to no more than 0.25% of the Class A shares’ average daily net assets.

At May 31, 2011, the Funds had liabilities payable to affiliates as follows:

	Delaware International	Delaware Emerging	Delaware Global
	Value Equity Fund	Markets Fund	Value Fund
Investment management fees
payable to DMC	$233,171	$2,677,870	$19,405
Dividend disbursing, transfer
agent and fund accounting
oversight fees, and other
expenses payable to DSC	30,401	200,763	4,804
Distribution fees payable to DDLP	83,388	388,844	15,309
Other expenses payable to DMC
and affiliates*	81,208	294,388	5,519

*DMC, as part of its administrative services, pays operating expenses on behalf of the Funds and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Funds bear the cost of certain legal and tax services, including internal legal and tax services provided to the Funds by DMC and/or its affiliates’ employees. For the six months ended May 31, 2011, the Funds were charged for internal legal and tax services provided by DMC and/or its affiliates’ employees as follows:

Delaware International	Delaware Emerging	Delaware Global
Value Equity Fund	Markets Fund	Value Fund
$156	$32,615	$350

For the six months ended May 31, 2011, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Delaware International	Delaware Emerging	Delaware Global
Value Equity Fund	Markets Fund	Value Fund
$7,789	$128,577	$3,079

For the six months ended May 31, 2011, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

	Delaware International	Delaware Emerging	Delaware Global
	Value Equity Fund	Markets Fund	Value Fund
Class A	$0	$0	$0
Class B	3,246	4,256	2,094
Class C	484	12,051	82

Trustees’ fees include expenses accrued by the Funds for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Funds.

3. Investments

For six months ended May 31, 2011, the Funds made purchases and sales of investment securities other than short-term investments as follows:

	Delaware International	Delaware Emerging	Delaware Global
	Value Equity Fund	Markets Fund	Value Fund
Purchases	$44,781,492	$1,393,009,429	$6,081,626
Sales	95,390,322	207,544,373	8,684,195

At May 31, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2011, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

	Delaware International	Delaware Emerging	Delaware Global
	Value Equity Fund	Markets Fund	Value Fund
Cost of investments	$347,748,566	$2,779,841,407	$36,123,502
Aggregate unrealized appreciation	$74,652,425	$384,282,914	$8,018,134
Aggregate unrealized depreciation	(39,470,353)	(135,703,219)	(2,463,128)
Net unrealized appreciation	$35,182,072	$248,579,695	$5,555,006

U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or

Notes to financial statements
Delaware International Funds

3. Investments (continued)

liability developed based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 –
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 –	inputs are significant unobservable inputs (including the Funds’ own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities) The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of May 31, 2011:

	Delaware International Value Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stock	$ 43,888,400	$285,814,985	$—	$329,703,385
Short-Term Investments	—	5,305,035	—	5,305,035
Securities Lending Collateral	—	47,922,218	—	47,922,218
Total	$ 43,888,400	$339,042,238	$—	$382,930,638

	Delaware Emerging Markets Fund
	Level 1	Level 2	Level 3	Total
Common Stock	$1,478,141,898	$1,156,721,694	$13,735,105	$2,648,598,697
Convertible Preferred Stock	—	20,087,500	—	20,087,500
Other	68,728,654	17,428,918	456,513	86,614,085
Securities Lending Collateral	—	273,120,820	—	273,120,820
Total	$1,546,870,552	$1,467,358,932	$14,191,618	$3,028,421,102

Foreign Currency
Exchange Contracts	$—	$2,339	$—	$2,339

	Delaware Global Value Fund
	Level 1	Level 2	Level 3	Total
Common Stock	$20,611,525	$16,789,870	$—	$37,401,395
Securities Lending Collateral	—	4,277,113	—	4,277,113
Total	$20,611,525	$21,066,983	$—	$41,678,508

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Delaware Emerging Markets Fund
	Common
	Stock	Other	Total
Balance as of 11/30/10	$2,738,216	$700,104	$3,438,320
Purchases	11,314,100	—	11,314,100
Transfers out of Level 3	(257,402)	—	(257,402)
Net change in unrealized
appreciation/depreciation	(59,809)	(243,591)	(303,400)
Balance as of 5/31/11	$13,735,105	$456,513	$14,191,618

Net change in unrealized appreciation/
depreciation from investments still
held as of 5/31/11	$(202,585)	$(36,701)	$(239,286)

During the six months ended May 31, 2011, there were no transfers between Level 1 investments and Level 2 investments that had a material impact to the Funds. This does not include transfers between Level 1 investments and Level 2 investments due to the Funds utilizing international fair value pricing during the period.

During the six months ended May 31, 2011, transfers out of Level 3 investments into Level 2 investments were made in the amount of $257,402 for the Delaware Emerging Markets Fund. This was due to the Fund’s pricing vendor being able to supply a matrix price for an investment that had been utilizing a broker quoted price. There were no transfers between Level 3 investments and Level 2 investments that had a material impact to the Delaware International Value Equity Fund and Delaware Global Value Fund.

Notes to financial statements
Delaware International Funds

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended May 31, 2011 and the year ended November 30, 2010 was as follows:

	Delaware International	Delaware Emerging	Delaware Global
	Value Equity Fund	Markets Fund	Value Fund
Six months Ended May 31, 2011:*
Ordinary income	$2,923,827	$8,820,733	$105,611

Year Ended November 30, 2010:
Ordinary income	$7,273,157	$517,819	$475,008

*Tax information for the six months ended May 31, 2011 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of May 31, 2011, the estimated components of net assets on a tax basis were as follows:

	Delaware International	Delaware Emerging	Delaware Global
	Value Equity Fund	Markets Fund	Value Fund
Shares of beneficial interest	$482,092,235	$2,486,493,409	$59,049,379
Undistributed ordinary income	3,055,332	2,660,236	182,883
Realized gains 12/1/10-5/31/11	9,082,249	26,464,379	1,398,616
Capital loss carryforwards
as of 11/30/10	(192,452,614)	(745,923)	(28,796,111)
Unrealized appreciation/
depreciation of investments
and foreign currencies	35,257,322	249,990,488	5,558,421
Net assets	$337,034,524	$2,764,862,589	$37,393,188

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and tax treatment of unrealized gain on investments on passive foreign investment companies.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications. For the six months ended May 31, 2011, the Funds recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

	Delaware International	Delaware Emerging	Delaware Global
	Value Equity Fund	Markets Fund	Value Fund
Undistributed (distributions in excess of)
net investment income	$(368,236)	$(3,388,539)	$1,465
Accumulated net realized gain (loss)	368,236	3,388,539	(1,465)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at November 30, 2010 will expire as follows:

	Delaware International	Delaware Emerging	Delaware Global
Year of Expiration	Value Equity Fund	Markets Fund	Value Fund
2016	$79,163,033	$—	$16,253,434
2017	113,289,581	745,923	12,542,677
Total	$192,452,614	$745,923	$28,796,111

For the six months ended May 31, 2011, the Funds had capital gains, which may reduce capital loss carryforwards as follows:

Delaware International	Delaware Emerging	Delaware Global
Value Equity Fund	Markets Fund	Value Fund
$9,082,249	$26,464,379	$1,398,616

Notes to financial statements
Delaware International Funds

6. Capital Shares

Transactions in capital shares were as follows:

	Delaware International		Delaware Emerging
	Value Equity Fund		Markets Fund
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	5/31/11	11/30/10	5/31/11	11/30/10
Shares sold:
Class A	798,505	992,657	14,033,878	20,475,930
Class B	9,090	15,606	15,490	52,787
Class C	102,876	260,209	3,207,123	5,771,106
Class R	27,631	67,622	70,895	30,132
Institutional Class	1,574,267	2,733,521	71,497,920	37,574,228

Shares issued upon reinvestment
of dividends and distributions:
Class A	89,670	253,830	185,259	10,906
Class B	1,352	12,905	—	—
Class C	8,304	67,526	—	—
Class R	1,786	4,959	110	—
Institutional Class	127,602	277,836	177,343	21,128
	2,741,083	4,686,671	89,188,018	63,936,217

Shares repurchased:
Class A	(2,031,756)	(3,506,179)	(7,513,828)	(14,757,297)
Class B	(122,203)	(315,580)	(155,819)	(329,599)
Class C	(450,703)	(1,324,816)	(1,858,030)	(2,730,006)
Class R	(73,808)	(63,869)	(23,656)	(728)
Institutional Class	(3,624,418)	(3,545,593)	(8,373,546)	(5,287,207)
	(6,302,888)	(8,756,037)	(17,924,879)	(23,104,837)
Net increase (decrease)	(3,561,805)	(4,069,366)	71,263,139	40,831,380

	Delaware Global
	Value Fund
	Six Months	Year
	Ended	Ended
	5/31/11	11/30/10
Shares sold:
Class A	210,479	320,269
Class B	4,365	4,834
Class C	71,854	64,941
Institutional Class	24,647	85,786

Shares issued upon reinvestment
of dividends and distributions:
Class A	9,357	37,574
Class B	—	3,324
Class C	—	9,254
Institutional Class	1,237	2,731
	321,939	528,713

Shares repurchased:
Class A	(375,425)	(932,217)
Class B	(53,567)	(160,702)
Class C	(162,353)	(438,711)
Institutional Class	(27,277)	(59,463)
	(618,622)	(1,591,093)
Net decrease	(296,683)	(1,062,380)

Notes to financial statements
Delaware International Funds

6. Capital Shares (continued)

For the six months ended May 31, 2011 and the year ended November 30, 2010, the following shares and values were converted from Class B shares to Class A shares. The respective amounts are included in Class B redemptions and Class A subscriptions in the tables on the previous pages and the statements of changes in net assets.

	Six months Ended			Year Ended
	5/31/11			11/30/10
	Class B	Class A		Class B	Class A
	Shares	Shares	Value	Shares	Shares	Value
Delaware International
Value Equity Fund	45,857	45,154	$561,609	95,783	94,510	$1,065,389
Delaware Emerging
Markets Fund	24,475	23,209	361,089	79,156	75,316	1,017,499
Delaware Global
Value Fund	10,137	9,983	89,540	38,386	37,873	305,198

7. Line of Credit

Each Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participates in a $50,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants are permitted to borrow up to a maximum of one third of their net assets under the agreement. The agreement as amended expires on November 15, 2011. The Funds had no amounts outstanding as of May 31, 2011 or at any time during the period then ended.

8. Derivatives

U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — Each Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. Each Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. Each Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Funds’ maximum risk of loss from counterparty credit risk is the value of their currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Funds and the counterparty and by the posting of collateral by the counterparty to the Funds to cover the Funds’ exposure to the counterparty.

The volume of derivative transactions varies throughout the period. Information about derivative transactions reflected on the financial statements is as of the date of this report, but may not be indicative of the type and volume of derivative activity for the six months ended May 31, 2011.

9. Securities Lending

Each Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Funds may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset

Notes to financial statements
Delaware International Funds

9. Securities Lending (continued)

value per unit was less than $1.00. Under those circumstances, the Funds may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Funds would be required to return to the borrower of the securities and the Funds would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Funds’ previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Funds’ exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Funds can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Funds or, at the discretion of the lending agent, replace the loaned securities. The Funds continue to record dividends or interest, as applicable, on the securities loaned and are subject to changes in value of the securities loaned that may occur during the term of the loan. The Funds have the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Funds receive loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Funds, the security lending agent and the borrower. The Funds record security lending income net of allocations to the security lending agent and the borrower.

At May 31, 2011, the value of securities on loan and the value of invested collateral for each Fund are presented below, for which cash collateral was received in accordance with the Lending Agreement. These investments are presented on the statements of net assets under the caption “Securities Lending Collateral”.

	Delaware International	Delaware Emerging	Delaware Global
	Value Equity Fund	Markets Fund	Value Fund
Value of securities on loan	$48,048,501	$266,652,387	$4,184,778
Value of invested collateral	47,922,218	273,120,820	4,277,113

10. Credit and Market Risk

Some countries in which the Funds may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Funds may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Funds.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Funds’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Funds’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Funds’ 15% limitation on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the statements of net assets.

11. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.

12. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to May 31, 2011 that would require recognition or disclosure in the Funds’ financial statements.

Other Fund information
(Unaudited)
Delaware International Funds

Change in Independent Registered Public Accounting Firm

Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC, DDLP and DSC) by Macquarie Group, Ernst & Young LLP (E&Y) has resigned as the independent registered public accounting firm for Delaware Group® Global & International Fund (the Trust) effective May 20, 2010. At a meeting held on May 20, 2010, the Board of Trustees of the Trust, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLP (PwC) to serve as the independent registered public accounting firm for the Trust for the fiscal year ending November 30, 2010. During the fiscal years ended November 30, 2009 and 2008, E&Y’s audit reports on the financial statements of the Trust did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Trust and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Trust nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Trust’s financial statements.

About the organization

Board of trustees
Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments®
Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Drexel University
Philadelphia, PA
	Anthony D. Knerr Founder and Managing Director Anthony Knerr & Associates New York, NY Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA	Ann R. Leven Consultant ARL Associates New York, NY Thomas F. Madison President and Chief Executive Officer MLM Partners, Inc. Minneapolis, MN	Janet L. Yeomans Vice President and Treasurer 3M Corporation St. Paul, MN J. Richard Zecher Founder Investor Analytics Scottsdale, AZ

Affiliated officers
David F. Connor Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Senior Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This semiannual report is for the information of Delaware International Value Equity Fund, Delaware Emerging Markets Fund, and Delaware Global Value Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at www.sec.gov. In addition, a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities and each Fund’s Schedule of Investments are available without charge on each Fund’s website at www.delawareinvestments.com. Each Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how each Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through each Fund’s website at www.delawareinvestments.com; and (ii) on the SEC’s website at www.sec.gov.

Semiannual report Delaware Focus Global Growth Fund May 31, 2011 Global / international equity mutual fund
Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and, if available, its summary prospectus, which may be obtained by visiting www.delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit www.delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Focus Global Growth Fund at www.delawareinvestments.com.

Manage your investments online
24-hour access to your account information Obtain share prices Check your account balance and recent transactions Request statements or literature Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Focus Global Growth Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Disclosure of Fund expenses	1
Security type/country and sector allocation	3
Statement of net assets	4
Statement of operations	8
Statements of changes in net assets	9
Financial highlights	10
Notes to financial statements	16
Other Fund information	26
About the organization	28

Unless otherwise noted, views expressed herein are current as of May 31, 2011, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2011 Delaware Management Holdings, Inc.

All third-party trademarks cited are the property of their respective owners.

Disclosure of Fund expenses
For the six-month period from December 1, 2010 to May 31, 2011

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from December 1, 2010 to May 31, 2011.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

Delaware Focus Global Growth Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account	Account Value	Annualized	Paid During Period
	12/1/10*	5/31/11*	Expense Ratio	12/1/10 to 5/31/11**
Actual Fund return
Class A	$1,000.00	$1,140.50	1.53%	$8.16
Class C	1,000.00	1,071.50	2.30%	10.05
Class R	1,000.00	1,073.70	1.80%	7.87
Institutional Class	1,000.00	1,142.00	1.28%	6.84
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,017.30	1.53%	$7.70
Class C	1,000.00	1,011.39	2.30%	9.76
Class R	1,000.00	1,013.50	1.80%	7.65
Institutional Class	1,000.00	1,018.55	1.28%	6.44

*	Class C and Class R commenced operations on December 29, 2010. The ending account value uses the performance since inception and is not annualized.
**	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). For Class C and Class R, the “Expenses Paid During Period” are equal to the Fund’s annualized expense ratio multiplied by 154/365 (to reflect actual since inception).

2

Security type/country and sector allocation
Delaware Focus Global Growth Fund	As of May 31, 2011

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type/country	Percentage of net assets
Common Stock	95.55%
Australia	2.44%
Brazil	5.03%
China	3.07%
Denmark	2.55%
France	6.60%
India	1.47%
Mexico	2.48%
Netherlands	2.62%
Switzerland	14.29%
Taiwan	2.09%
United Kingdom	7.50%
United States	45.41%
Short-Term Investments	3.38%
Total Value of Securities	98.93%
Receivables and Other Assets Net of Liabilities	1.07%
Total Net Assets	100.00%

Common Stock by Sector
Consumer Discretionary	24.87%
Energy	2.62%
Financials	15.82%
Healthcare	10.34%
Industrials	14.38%
Information Technology	19.65%
Materials	5.61%
Telecommunication Services	2.26%
Total	95.55%

3

Statement of net assets
Delaware Focus Global Growth Fund	May 31, 2011 (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock – 95.55%Δ
Australia – 2.44%
BHP Billiton ADR	2,250	$214,695
		214,695
Brazil – 5.03%
BM&F Bovespa	34,575	247,787
Brasil Brokers Participacoes	36,675	195,383
		443,170
China – 3.07%
† Ctrip.com International ADR	6,000	270,000
		270,000
Denmark – 2.55%
Novo Nordisk Class B	1,784	224,211
		224,211
France – 6.60%
Accor	4,080	187,364
Edenred	7,350	217,584
LVMH Moet Hennessy Louis Vuitton	1,010	176,184
		581,132
India – 1.47%
Infosys Technologies ADR	2,100	129,675
		129,675
Mexico – 2.48%
† Grupo Televisa ADR	9,300	218,829
		218,829
Netherlands – 2.62%
Core Laboratories	2,250	231,053
		231,053
Switzerland – 14.29%
† Julius Baer Group	4,483	196,735
Kuehne & Nagel International	1,872	294,573
Roche Holding	1,110	195,394
SGS	147	291,980
Syngenta ADR	4,050	279,612
		1,258,294

4

		Number of shares	Value (U.S. $)
Common Stock (continued)
Taiwan – 2.09%
	Taiwan Semiconductor Manufacturing ADR	13,500	$184,410
			184,410
United Kingdom – 7.50%
	Aggreko	5,925	182,308
	Compass Group	20,370	198,458
	Intertek Group	8,307	280,054
			660,820
United States – 45.41%
	Allergan	3,300	273,009
†	Apollo Group Class A	3,900	160,329
†	Apple	960	333,916
†	Crown Castle International	4,800	198,768
†	Google Class A	330	174,577
†	IntercontinentalExchange	1,875	226,219
†	Intuit	3,450	186,197
	MasterCard Class A	1,125	322,930
†	MSCI Class A	5,400	203,958
	NIKE Class B	2,175	183,679
	Perrigo	2,550	218,178
†	Polycom	3,600	206,676
†	priceline.com	570	293,657
	QUALCOMM	4,800	281,232
	Staples	7,530	126,655
	Strayer Education	1,440	173,059
†	Teradata	4,200	234,276
	Thomson Reuters	5,190	202,106
			3,999,421
Total Common Stock (cost $5,443,881)			8,415,710

		Principal amount (U.S. $)
≠Short-Term Investments – 3.38%
Discount Notes – 3.38%
	Federal Home Loan Bank
	0.01% 6/1/11	$286,000	286,000
	0.06% 6/7/11	11,917	11,917

Total Short-Term Investments (cost $297,917)			297,917

5

Statement of net assets
Delaware Focus Global Growth Fund

Total Value of Securities – 98.93%
(cost $5,741,798)	$8,713,627
Receivables and Other Assets Net
of Liabilities – 1.07%	94,506
Net Assets Applicable to 579,838
Shares Outstanding – 100.00%	$8,808,133

Net Asset Value – Delaware Focus Global Growth Fund
Class A ($3,279,598 / 216,044 Shares)	$15.18
Net Asset Value – Delaware Focus Global Growth Fund
Class C ($43,057 / 2,846 Shares)	$15.13
Net Asset Value – Delaware Focus Global Growth Fund
Class R ($5,440 / 358.9 Shares)	$15.16
Net Asset Value – Delaware Focus Global Growth Fund
Institutional Class ($5,480,038 / 360,589 Shares)	$15.20

Components of Net Assets at May 31, 2011:
Shares of beneficial interest (unlimited authorization – no par)	$5,613,461
Undistributed net investment income	18,872
Accumulated net realized gain on investments	201,204
Net unrealized appreciation of investments and foreign currencies	2,974,596
Total net assets	$8,808,133

Δ	Securities have been classified by country of origin. Classification by type of business has been presented on page 3 in “Security type/country and sector allocation.”
†	Non income producing security.
≠	The rate shown is the effective yield at the time of purchase.

ADR — American Depositary Receipts

6

Net Asset Value and Offering Price Per Share –
Delaware Focus Global Growth Fund
Net asset value Class A (A)	$15.18
Sales charge (5.75% of offering price) (B)	0.93
Offering price	$16.11

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $50,000 or more.

See accompanying notes, which are an integral part of the financial statements.

7

Statement of operations
Delaware Focus Global Growth Fund	Six Months Ended May 31, 2011 (Unaudited)

Investment Income:
Dividends	$95,011
Interest	63
Foreign tax withheld	(5,714)	$89,360

Expenses:
Registration fees	36,699
Management fees	34,602
Reports and statements to shareholders	11,426
Dividend disbursing and transfer agent fees and expenses	8,924
Audit and tax	6,236
Dues and services	5,597
Distribution expenses – Class A	3,829
Distribution expenses – Class C	116
Distribution expenses – Class R	13
Pricing fees	2,654
Custodian fees	1,622
Accounting and administration expenses	1,601
Trustees’ fees	211
Legal fees	203
Insurance fees	86
Consulting fees	31
Trustees’ expenses	20	113,870
Less fees waived		(57,637)
Less waived distribution expenses – Class A		(638)
Less waived distribution expenses – Class R		(2)
Less expense paid indirectly		(1)
Total operating expenses		55,592
Net Investment Income		33,768

Net Realized and Unrealized Gain (Loss) on Investments
and Foreign Currencies:
Net realized gain (loss) on:
Investments		201,761
Foreign currencies		(2,841)
Foreign currency exchange contracts		(1,611)
Net realized gain		197,309
Unrealized appreciation/depreciation of
investments and foreign currencies		819,674
Net Realized and Unrealized Gain on Investments
and Foreign Currencies		1,016,983

Net Increase in Net Assets Resulting from Operations		$1,050,751

See accompanying notes, which are an integral part of the financial statements.

8

Statements of changes in net assets
Delaware Focus Global Growth Fund

	Six Months	Year
	Ended	Ended
	5/31/11	11/30/10
	(Unaudited)
Increase in Net Assets from Operations:
Net investment income	$33,768	$11,304
Net realized gain on investments and foreign currencies	197,309	205,541
Unrealized appreciation/depreciation of
investments and foreign currencies	819,674	920,455
Net increase in net assets resulting from operations	1,050,751	1,137,300

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(4,926)	(5,410)
Institutional Class	(9,758)	(5,056)

Net realized gain on investments:
Class A	(71,427)	(234,429)
Institutional Class	(141,494)	(219,092)
	(227,605)	(463,987)
Capital Share Transactions:
Proceeds from shares sold:
Class A	558,202	2,501
Class C*	40,655	—
Class R*	5,042	—
Institutional Class	30,639	1,775,510

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	51,610	171,593
Institutional Class	151,251	224,148
	837,399	2,173,752
Cost of shares repurchased:
Class A	(36,096)	(485,708)
Institutional Class	(10,000)	—
	(46,096)	(485,708)
Increase in net assets derived from capital share transactions	791,303	1,688,044
Net Increase in Net Assets	1,614,449	2,361,357

Net Assets:
Beginning of period	7,193,684	4,832,327
End of period (including undistributed net investment
income of $18,872 and $4,240 respectively)	$8,808,133	$7,193,684

*Class C and Class R commenced operations on December 29, 2010.

See accompanying notes, which are an integral part of the financial statements.

9

Financial highlights
Delaware Focus Global Growth Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income from investment operations:
Net investment income3
Net realized and unrealized gain on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return4

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment loss to average net assets
prior to fees waived
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
3 The average shares outstanding method has been applied for per share information.

See accompanying notes, which are an integral part of the financial statements.

10

Six Months	Year	12/29/082
Ended	Ended	to
5/31/111	11/30/10	11/30/09
(Unaudited)
$13.720	$12.470	$8.500

0.049	0.025	0.050
1.845	2.422	3.920
1.894	2.447	3.970

(0.028)	(0.027)	—
(0.406)	(1.170)	—
(0.434)	(1.197)	—

$15.180	$13.720	$12.470

14.05%	21.31%	46.71%

$3,280	$2,413	$2,498
1.50%	1.20%	1.20%

2.96%	2.04%	2.54%
0.69%	0.20%	0.52%

(0.77% )	(0.64% )	(0.82% )
11%	30%	45%

4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

11

Financial highlights
Delaware Focus Global Growth Fund Class C

Selected data for each share of the Fund outstanding throughout the period were as follows:

	12/29/101
	to
	5/31/11
	(Unaudited)
Net asset value, beginning of period	$14.120

Income (loss) from investment operations:
Net investment loss2	(0.018)
Net realized and unrealized gain on
investments and foreign currencies	1.028
Total from investment operations	1.010

Net asset value, end of period	$15.130

Total return3	7.15%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$43
Ratio of expenses to average net assets	2.30%
Ratio of expenses to average net assets
prior to fees waived	3.71%
Ratio of net investment loss to average net assets	(0.11%	)
Ratio of net investment loss to average net assets
prior to fees waived	(1.52%	)
Portfolio turnover	11%	4

1 Date of commencement of operations; ratios have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during the period shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

4 Portfolio turnover reflects the portfolio turnover rate that the Fund experienced from December 1, 2010 through May 31, 2011.

See accompanying notes, which are an integral part of the financial statements.

12

Financial highlights
Delaware Focus Global Growth Fund Class R

Selected data for each share of the Fund outstanding throughout the period were as follows:

	12/29/101
	to
	5/31/11
	(Unaudited)
Net asset value, beginning of period	$14.120

Income from investment operations:
Net investment income2	0.019
Net realized and unrealized gain on
investments and foreign currencies	1.021
Total from investment operations	1.040

Net asset value, end of period	$15.160

Total return3	7.37%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$5
Ratio of expenses to average net assets	1.80%
Ratio of expenses to average net assets
prior to fees waived	3.31%
Ratio of net investment income to average net assets	0.39%
Ratio of net investment loss to average net assets
prior to fees waived	(1.12%	)
Portfolio turnover	11%	4

1 Date of commencement of operations; ratios have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during the period shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

4 Portfolio turnover reflects the portfolio turnover rate that the Fund experienced from December 1, 2010 through May 31, 2011.

See accompanying notes, which are an integral part of the financial statements.

13

Financial highlights
Delaware Focus Global Growth Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income from investment operations:
Net investment income3
Net realized and unrealized gain on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return4

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment loss to average net assets
prior to fees waived
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
3 The average shares outstanding method has been applied for per share information.

See accompanying notes, which are an integral part of the financial statements.

14

Six Months	Year	12/29/082
Ended	Ended	to
5/31/111	11/30/10	11/30/09
(Unaudited)
$13.720	$12.470	$8.500

0.066	0.025	0.050
1.848	2.422	3.920
1.914	2.447	3.970

(0.028)	(0.027)	—
(0.406)	(1.170)	—
(0.434)	(1.197)	—

$15.200	$13.720	$12.470

14.20%	21.31%	46.71%

$5,480	$4,781	$2,334
1.28%	1.20%	1.20%

2.70%	1.74%	2.24%
0.91%	0.20%	0.52%

(0.51% )	(0.34% )	(0.52% )
11%	30%	45%

4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

15

Notes to financial statements
Delaware Focus Global Growth Fund	May 31, 2011 (Unaudited)

Delaware Group® Global & International Funds (Trust) is organized as a Delaware statutory trust and offers five series: Delaware Focus Global Growth Fund, Delaware International Value Equity Fund, Delaware Emerging Markets Fund, Delaware Global Value Fund and Delaware Macquarie Global Infrastructure Fund. These financial statements and the related notes pertain to the Delaware Focus Global Growth Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) if redeemed during the first two years, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek long-term capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

16

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (November 30, 2009 – November 30, 2010), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not generally isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable

17

Notes to financial statements
Delaware Focus Global Growth Fund

1. Significant Accounting Policies (continued)

tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. The Fund may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended May 31, 2011.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended May 31, 2011, the Fund earned $ 1 under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.85% on the first $500 million of average daily net assets of the Fund, 0.80% on the next $500 million, 0.75% on the next $1.5 billion, and 0.70% on average daily net assets in excess of $2.5 billion.

Effective December 29, 2010, DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan and certain other expenses) do not exceed 1.30% of average daily net assets of the Fund through March 29, 2012. Prior to December 28, 2010, DMC had voluntary agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that total annual operating expenses, (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)) did not exceed 1.20% of average daily net assets of the Fund. This expense waiver and reimbursement applies only to expenses paid directly by the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the

18

following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments® Family of Funds on a relative net asset value basis. For the six months ended May 31, 2011, the Fund was charged $202 for these services.

DSC also provides dividend disbursing and transfer agency services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class C shares and 0.60% of the average daily net assets of Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP had voluntarily agreed to waive all distribution and service fees through December 28, 2010. Effective, December 29, 2010, DDLP has contracted to waive distribution and service fees through March 29, 2012 in order to prevent distribution and service fees of Class A and Class R shares from exceeding 0.25% and 0.50%, respectively, of average daily net assets.

At May 31, 2011, the Fund had receivables due from or liabilities payable to affiliates as follows:

Receivable from DMC under expense limitation agreement	$8,717
Dividend disbursing, transfer agent and fund accounting
oversight fees and other expenses payable to DSC	(80)
Distribution fees payable to DDLP	(723)
Other expenses payable to DMC and affiliates*	(1,471)

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, stock exchange fees, custodian fees, and director fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended May 31, 2011, the Fund was charged $38 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the six months ended May 31, 2011, DDLP earned $117 for commissions on sales of the Fund’s Class A shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

19

Notes to financial statements
Delaware Focus Global Growth Fund

3. Investments

For the six months ended May 31, 2011, the Fund made purchases of $1,130,136 and sales of $837,785 of investment securities other than short-term investments.

At May 31, 2011, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At May 31, 2011, the cost of investments was $5,741,798. At May 31, 2011, the net unrealized appreciation was $2,971,829, of which $3,014,412 related to unrealized appreciation of investments and $42,583 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 –	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

20

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2011

	Level 1	Level 2	Total
Common Stock	$5,970,866	$2,444,844	$8,415,710
Short-Term Investments	—	297,917	297,917
Total	$5,970,866	$2,742,761	$8,713,627

There were no unobservable inputs used to value investments at the beginning or end of the period.

During the six months ended May 31, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the year.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended May 31, 2011 and the year ended November 30, 2010 was as follows:

	Six Months
	Ended	Year Ended
	5/31/11*	11/30/10
Ordinary income	$96,474	$463,987
Long-term capital gain	131,131	—
Total	$227,605	$463,987

*Tax information for the period ended May 31, 2011 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of May 31, 2011, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$5,613,461
Undistributed ordinary income	19,160
Undistributed long-term capital gain	200,916
Unrealized appreciation of investments and foreign currencies	2,974,596
Net assets	$8,808,133

21

Notes to financial statements
Delaware Focus Global Growth Fund

5. Components of Net Assets on a Tax Basis (continued)

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications. For the six months ended May 31, 2011, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

Undistributed net investment income	$(4,452)
Accumulated net realized gain	4,452

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	5/31/11	11/30/10
Shares sold:
Class A	38,914	211
Class C*	2,846	—
Class R*	359	—
Institutional Class	2,059	142,041

Shares issued upon reinvestment of dividends and distributions:
Class A	3,663	14,704
Institutional Class	10,735	19,207
	58,576	176,163
Shares repurchased:
Class A	(2,462)	(39,352)
Institutional Class	(712)	—
	(3,174)	(39,352)
Net increase	55,402	136,811

*Class C and Class R commenced operations on December 29, 2010.

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participates in a $50,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants are permitted to borrow up to a maximum of one third of their net assets under the agreement. The agreement as amended expires on November 15, 2011. The Fund had no amounts outstanding as of May 31, 2011 or at any time during the period then ended.

22

8. Derivatives

U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of their currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. No foreign currency exchange contracts were outstanding at May 31, 2011.

The volume of derivative transactions varies throughout the period. Information about derivative transactions reflected on the financial statements is as of the date of this report, but may not be indicative of the type and volume of derivative activity for the six months ended May 31, 2011.

9. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less

23

Notes to financial statements
Delaware Focus Global Growth Fund

9. Securities Lending (continued)

than the value of security on loan. Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreement collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower. The Fund had no securities out on loan as of May 31, 2011.

10. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging

24

markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of May 31, 2011, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

11. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

12. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to May 31, 2011 that would require recognition or disclosure in the Fund’s financial statements.

25

Other Fund information
(Unaudited)
Delaware Focus Global Growth Fund

Change in Independent Registered Public Accounting Firm

Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC, DDLP and DSC) by Macquarie Group, Ernst & Young LLP (E&Y) has resigned as the independent registered public accounting firm for Delaware Group® Global & International Funds (the Trust) effective May 20, 2010. At a meeting held on May 20, 2010, the Board of Trustees of the Trust, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLC (PwC) to serve as the independent registered public accounting firm for the Trust for the fiscal year ending November 30, 2010. During the fiscal year ended November 30, 2009, E&Y’s audit report on the financial statements of the Delaware Focus Global Growth Fund (the Fund) did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Trust and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Because the Fund launched on December 29, 2008, E&Y did not issue an audit report for the fiscal year ended November 30, 2008. Neither the Trust nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Fund’s financial statements.

26

About the organization

Board of trustees
Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments®
Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Drexel University
Philadelphia, PA
	Anthony D. Knerr Founder and Managing Director Anthony Knerr & Associates New York, NY Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA	Ann R. Leven Consultant ARL Associates New York, NY Thomas F. Madison President and Chief Executive Officer MLM Partners, Inc. Minneapolis, MN	Janet L. Yeomans Vice President and Treasurer 3M Corporation St. Paul, MN J. Richard Zecher Founder Investor Analytics Scottsdale, AZ

Affiliated officers
David F. Connor Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Senior Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This semiannual report is for the information of Delaware Focus Global Growth Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s website at www.delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at www.delawareinvestments.com; and (ii) on the SEC’s website at www.sec.gov.

28

Semiannual report Delaware Macquarie Global Infrastructure Fund May 31, 2011 Alternative / specialty mutual fund
Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and, if available, its summary prospectus, which may be obtained by visiting www.delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit www.delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Macquarie Global Infrastructure Fund at www.delawareinvestments.com.

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Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Macquarie Global Infrastructure Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Disclosure of Fund expenses	1
Security type/country and sector allocations	3
Statement of net assets	5
Statement of operations	10
Statements of changes in net assets	12
Financial highlights	14
Notes to financial statements	22
Other Fund information	32
About the organization	34

Unless otherwise noted, views expressed herein are current as of May 31, 2011, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2011 Delaware Management Holdings, Inc.

All third-party trademarks cited are the property of their respective owners.

Disclosure of Fund expenses
For the six-month period from December 1, 2010 to May 31, 2011

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from December 1, 2010 to May 31, 2011.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

Delaware Macquarie Global Infrastructure Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	12/1/10	5/31/11	Expense Ratio	12/1/10 to 5/31/11*
Actual Fund return
Class A	$1,000.00	$1,147.40	1.45%	$7.76
Class C	1,000.00	1,142.10	2.20%	11.75
Class R	1,000.00	1,145.00	1.70%	9.09
Institutional Class	1,000.00	1,148.90	1.20%	6.43
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,017.70	1.45%	$7.29
Class C	1,000.00	1,013.96	2.20%	11.05
Class R	1,000.00	1,016.45	1.70%	8.55
Institutional Class	1,000.00	1,018.95	1.20%	6.04

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

2

Security type/country and sector allocations
Delaware Macquarie Global Infrastructure Fund	As of May 31, 2011

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type/country	Percentage of net assets
Common Stock	93.92%
Australia	9.67%
Brazil	2.98%
Canada	7.49%
China	10.09%
France	10.26%
Germany	5.88%
Italy	8.06%
Japan	3.74%
Luxembourg	1.36%
Mexico	1.40%
Netherlands	1.04%
Portugal	0.23%
Republic of Korea	1.15%
Spain	3.27%
Switzerland	1.53%
United Kingdom	5.68%
United States	20.09%
U.S. Master Limited Partnerships	1.18%
Short-Term Investment	5.56%
Total Value of Securities	100.66%
Liabilities Net of Receivables and Other Assets	(0.66%)
Total Net Assets	100.00%

3

Security type/country and sector allocations
Delaware Macquarie Global Infrastructure Fund

Common Stock and Limited Partnerships by Sector	Percentage of net assets
Airport Services	10.80%
Cable & Satellite	1.36%
Construction & Engineering	2.29%
Electric Utilities	16.92%
Gas Utilities	1.39%
Highways & Railtracks	17.07%
Independent Power Producers & Energy Traders	0.44%
Industrial Conglomerates	2.51%
Marine Ports & Services	8.63%
Multi-Utilities	11.88%
Oil & Gas Storage & Transportation	15.48%
Railroads	3.25%
Security & Alarm Services	1.89%
Water Utilities	0.70%
Wireless Telecommunication Services	0.49%
Total	95.10%

4

Statement of net assets
Delaware Macquarie Global Infrastructure Fund	May 31, 2011 (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock – 93.92%Δ
Australia – 9.67%
Asciano	224,935	$380,193
Australian Infrastructure Fund	46,344	90,482
MAp Group	90,746	299,919
# Spark Infrastructure Group 144A	256,330	338,860
Transurban Group	53,691	313,205
		1,422,659
Brazil – 2.98%
CCR	2,300	70,280
Energias do Brasil	5,900	140,882
† LLX Logistica	59,500	177,735
Ultrapar Participacoes ADR	2,775	49,756
		438,653
Canada – 7.49%
Enbridge	12,398	415,377
TransCanada	15,314	685,626
		1,101,003
*China – 10.09%
† Beijing Capital International Airport	252,200	119,163
Beijing Enterprises Holdings	72,500	369,369
China Longyuan Power Group	60,000	64,849
China Merchants Holdings International	52,397	228,305
COSCO Pacific	34,000	67,487
Dalian Port PDA	462,000	169,407
Jiangsu Expressway	186,300	194,626
Zhejiang Expressway	344,500	271,224
		1,484,430
France – 10.26%
Aeroports de Paris	6,018	580,325
GDF Suez	12,764	470,845
Groupe Eurotunnel	11,125	121,430
Vinci	5,201	336,732
		1,509,332
Germany – 5.88%
E.ON	17,606	500,597
Fraport Frankfurt Airport Services Worldwide	1,207	99,067
Hamburger Hafen und Logistik	5,525	264,977
		864,641

5

Statement of net assets
Delaware Macquarie Global Infrastructure Fund

	Number of shares	Value (U.S. $)
Common Stock (continued)
Italy – 8.06%
Atlantia	38,648	$915,092
Enel	33,624	231,362
SIAS	3,100	38,796
		1,185,250
Japan – 3.74%
East Japan Railway	1,672	97,554
Japan Airport Terminal	3,800	40,145
Kamigumi	11,460	98,073
Mitsubishi Logistics	10,000	110,018
Tokyo Gas	48,000	204,246
		550,036
Luxembourg – 1.36%
SES FDR	7,414	199,694
		199,694
Mexico – 1.40%
Grupo Aeroportuario del Pacifico ADR	660	26,948
Grupo Aeroportuario del Sureste ADR	1,784	107,236
† OHL Mexico	34,622	71,889
		206,073
Netherlands – 1.04%
Koninklijke Vopak	3,226	153,470
		153,470
Portugal – 0.23%
Brisa Auto-Estradas de Portugal	5,215	33,387
		33,387
Republic of Korea – 1.15%
† Korea Electric Power ADR	12,265	168,521
		168,521
Spain – 3.27%
Abertis Infraestructuras	20,797	480,451
		480,451
Switzerland – 1.53%
Flughafen Zuerich	503	224,940
		224,940

6

	Number of shares	Value (U.S. $)
Common Stock (continued)
United Kingdom – 5.68%
Centrica	37,926	$198,842
National Grid	38,030	392,608
Scottish & Southern Energy	6,169	140,011
Severn Trent	4,155	103,657
		835,118
United States – 20.09%
American Electric Power	6,867	262,319
† American Tower Class A	1,300	72,124
† Corrections Corporation of America	12,079	277,817
Dominion Resources	3,130	149,364
El Paso	10,800	227,340
Entergy	1,200	81,780
FirstEnergy	2,400	107,088
NextEra Energy	5,130	297,284
PG&E	10,260	445,078
Public Service Enterprise Group	2,690	90,115
Southern	5,500	220,440
Southern Union	3,920	118,894
Spectra Energy	8,640	238,378
Williams	11,700	367,262
		2,955,283
Total Common Stock (cost $13,260,639)		13,812,941

U.S. Master Limited Partnership – 1.18%
Enterprise Products Partners	2,565	106,806
Magellan Midstream Partners	1,125	66,443
Total U.S. Master Limited Partnership (cost $175,262)		173,249

	Principal
	amount (U.S. $)
Short-Term Investment – 5.56%
≠Discount Note – 5.56%
Federal Home Loan Bank 0.01% 6/1/11	$818,000	818,000
Total Short-Term Investment (cost $818,000)		818,000

7

Statement of net assets
Delaware Macquarie Global Infrastructure Fund

Total Value of Securities – 100.66%
(cost $14,253,901)	$14,804,190
Liabilities Net of Receivables
and Other Assets – (0.66%)	(97,636)
Net Assets Applicable to 1,497,929
Shares Outstanding – 100.00%	$14,706,554

Net Asset Value – Delaware Macquarie Global Infrastructure Fund
Class A ($1,257,186 / 128,054 Shares)	$9.82
Net Asset Value – Delaware Macquarie Global Infrastructure Fund
Class C ($381,413 / 38,914 Shares)	$9.80
Net Asset Value – Delaware Macquarie Global Infrastructure Fund
Class R ($5,776 / 589 Shares)	$9.81
Net Asset Value – Delaware Macquarie Global Infrastructure Fund
Institutional Class ($13,062,179 / 1,330,372 Shares)	$9.82

Components of Net Assets at May 31, 2011:
Shares of beneficial interest (unlimited authorization – no par)	$13,974,775
Undistributed net investment income	68,113
Accumulated net realized gain on investments	112,762
Net unrealized appreciation of investments and foreign currencies	550,904
Total net assets	$14,706,554

Δ	Securities have been classified by country of origin. Classification by type of business has been presented on page 3 in “Security type/country and sector allocations.”
†	Non income producing security.
≠	The rate shown is the effective yield at the time of purchase.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2011, the aggregate amount of Rule 144A securities was $338,860, which represented 2.30% of the Fund’s net assets. See Note 10 in ”Notes to financial statements.”
*	Securities listed and traded on the Hong Kong Stock Exchange.

8

Summary of abbreviations:
ADR — American Depositary Receipts
AUD — Australian Dollar
BRL — Brazilian Real
FDR — Fiduciary Depositary Receipts
HKD — Hong Kong Dollar
MNB — Mellon National Bank
USD — United States Dollar

Net Asset Value and Offering Price Per Share –
Delaware Macquarie Global Infrastructure Fund
Net asset value Class A (A)	$9.82
Sales charge (5.75% of offering price) (B)	0.60
Offering price	$10.42

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $50,000 or more.

The following foreign currency exchange contracts were outstanding at May 31, 20111:

Foreign Currency Exchange Contracts

						Unrealized
						Appreciation
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
MNB	AUD	29,742	USD	(31,640)	6/1/11	$103
MNB	BRL	(10,315)	USD	6,469	6/1/11	(71)
MNB	HKD	230,938	USD	(29,696)	6/1/11	0
						$32

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 8 in “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

9

Statement of operations
Delaware Macquarie Global Infrastructure Fund	Six Months Ended May 31, 2011 (Unaudited)

Investment Income:
Dividends	$179,473
Interest	292
Foreign tax withheld	(19,174)	$160,591
Expenses:
Registration fees	35,083
Management fees	29,990
Dividend disbursing and transfer agent fees and expenses	13,569
Custodian fees	10,798
Audit and tax	6,046
Dues and services	4,312
Reports and statements to shareholders	3,159
Distribution expenses – Class A	1,403
Distribution expenses – Class C	1,092
Distribution expenses – Class R	16
Pricing fees	1,760
Accounting and administration expenses	1,309
Legal fees	279
Trustees’ fees	173
Insurance fees	35
Consulting fees	20
Trustees’ expenses	8	109,052
Less fees waived		(66,998)
Less waived distribution expenses – Class A		(234)
Less waived distribution expenses – Class R		(3)
Less expense paid indirectly		(10)
Total operating expenses		41,807
Net Investment Income		118,784

Net Realized and Unrealized Gain (Loss) on Investments
and Foreign Currencies:
Net realized gain (loss) on:
Investments		142,309
Foreign currencies		(32,350)
Foreign currency exchange contracts		(6,265)
Net realized gain		103,694
Unrealized appreciation/depreciation of investments
and foreign currencies		486,364
Net Realized and Unrealized Gain on Investments
and Foreign Currencies		590,058

Net Increase in Net Assets Resulting from Operations		$708,842

See accompanying notes, which are an integral part of the financial statements.

10

Statements of changes in net assets
Delaware Macquarie Global Infrastructure Fund

	Six Months	12/31/09*
	Ended	to
	5/31/11	11/30/10
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$118,784	$48,719
Net realized gain (loss) on investments
and foreign currencies	103,694	(13,777)
Unrealized appreciation/depreciation of investments
and foreign currencies	486,364	64,540
Net increase in net assets resulting from operations	708,842	99,482

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(4,671)	(6,212)
Class C	(290)	(724)
Class R	(27)	(51)
Institutional Class	(16,532)	(27,833)

Net realized gain on investments:
Class A	(4,796)	—
Class C	(806)	—
Class R	(35)	—
Institutional Class	(14,568)	—
	(41,725)	(34,820)

Capital Share Transactions:
Proceeds from shares sold:
Class A	528,590	816,198
Class C	242,816	107,355
Class R	—	5,020
Institutional Class	10,620,302	2,000,020

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	9,456	6,038
Class C	1,096	724
Class R	61	51
Institutional Class	31,100	27,833
	11,433,421	2,963,239

12

	Six Months	12/31/09*
	Ended	to
	5/31/11	11/30/10
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(57,367)	$(168,354)
Class C	—	(2,638)
Institutional Class	(193,526)	—
	(250,893)	(170,992)
Increase in net assets derived from capital share transactions	11,182,528	2,792,247
Net Increase in Net Assets	11,849,645	2,856,909

Net Assets:
Beginning of period	2,856,909	—
End of period (including undistributed net investment
income of $68,113 and $7,807, respectively)	$14,706,554	$2,856,909

* Date of commencement of operations for the Institutional Class. Class A, Class C, and Class R commenced operations on January 19, 2010.

See accompanying notes, which are an integral part of the financial statements.

13

Financial highlights
Delaware Macquarie Global Infrastructure Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income3
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return4

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Date of commencement of operations; ratios have been annualized and total return has not been annualized.
3 The average shares outstanding method has been applied for per share information.

See accompanying notes, which are an integral part of the financial statements.

14

Six Months	1/19/102
Ended	to
5/31/111	11/30/10
(Unaudited)
$8.670	$8.730

0.159	0.155
1.108	(0.111)
1.267	0.044

(0.056)	(0.104)
(0.061)	—
(0.117)	(0.104)

$9.820	$8.670

14.74%	0.63%

$1,257	$667
1.45%	1.45%

3.50%	12.24%
3.37%	2.15%

1.32%	(8.64%	)
18%	87%	5

4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and the distributor. Performance would have been lower had the waivers not been in effect.

5 Portfolio turnover reflects the portfolio turnover rate that the Fund experienced from December 31, 2009 through November 30, 2010.

15

Financial highlights
Delaware Macquarie Global Infrastructure Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income3
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return4

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Date of commencement of operations; ratios have been annualized and total return has not been annualized.
3 The average shares outstanding method has been applied for per share information.

See accompanying notes, which are an integral part of the financial statements.

16

Six Months	1/19/102
Ended	to
5/31/111	11/30/10
(Unaudited)
$8.660	$8.730

0.125	0.102
1.098	(0.106)
1.223	(0.004)

(0.022)	(0.066)
(0.061)	—
(0.083)	(0.066)

$9.800	$8.660

14.21%	0.04%

$382	$114
2.20%	2.20%

4.20%	12.94%
2.62%	1.40%

0.62%	(9.34%	)
18%	87%	5

4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
5 Portfolio turnover reflects the portfolio turnover rate that the Fund experienced from December 31, 2009 through November 30, 2010.

17

Financial highlights
Delaware Macquarie Global Infrastructure Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income3
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return4

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Date of commencement of operations; ratios have been annualized and total return has not been annualized.
3 The average shares outstanding method has been applied for per share information.

See accompanying notes, which are an integral part of the financial statements.

18

Six Months	1/19/102
Ended	to
5/31/111	11/30/10
(Unaudited)
$8.670	$8.730

0.146	0.137
1.101	(0.108)
1.247	0.029

(0.046)	(0.089)
(0.061)	—
(0.107)	(0.089)

$9.810	$8.670

14.50%	0.45%

$6	$5
1.70%	1.70%

3.80%	12.54%
3.12%	1.90%

1.02%	(8.94%	)
18%	87%	5

4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and the distributor. Performance would have been lower had the waivers not been in effect.
5 Portfolio turnover reflects the portfolio turnover rate that the Fund experienced from December 31, 2009 through November 30, 2010.

19

Financial highlights
Delaware Macquarie Global Infrastructure Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income from investment operations:
Net investment income3
Net realized and unrealized gain on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return4

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Date of commencement of operations; ratios have been annualized and total return has not been annualized.
3 The average shares outstanding method has been applied for per share information.

See accompanying notes, which are an integral part of the financial statements.

20

Six Months	12/31/092
Ended	to
5/31/111	11/30/10
(Unaudited)
$8.670	$8.500

0.173	0.170
1.106	0.118
1.279	0.288

(0.068)	(0.118)
(0.061)	—
(0.129)	(0.118)

$9.820	$8.670

14.89%	3.53%

$13,062	$2,071
1.20%	1.20%

3.20%	11.66%
3.62%	2.23%

1.62%	(8.23% )
18%	87%

4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

21

Notes to financial statements
Delaware Macquarie Global Infrastructure Fund	May 31, 2011 (Unaudited)

Delaware Group® Global & International Funds (Trust) is organized as a Delaware statutory trust and offers five series: Delaware International Value Equity Fund, Delaware Emerging Markets Fund, Delaware Global Value Fund, Delaware Focus Global Growth Fund and Delaware Macquarie Global Infrastructure Fund. These financial statements and the related notes pertain to Delaware Macquarie Global Infrastructure Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek long-term capital appreciation and current income.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

22

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for the open tax year November 30, 2010, and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable

23

Notes to financial statements
Delaware Macquarie Global Infrastructure Fund

1. Significant Accounting Policies (continued)

tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. The Fund may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended May 31, 2011.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended May 31, 2011, the Fund earned $10 under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.90% on the first $500 million of average daily net assets of the Fund, 0.85% on the next $500 million, 0.80% on the next $1.5 billion and 0.75% on average daily net assets in excess of $2.5 billion.

DMC, on behalf of the Fund, has entered into an investment sub-advisory agreement with Macquarie Capital Investment Management LLC (MCIM), which is an affiliate of DMC. Both DMC and MCIM are wholly owned subsidiaries of Macquarie. For its sub-advisory services, MCIM receives an asset-based fee from DMC. Such sub-advisory fee is paid by DMC, and not from the assets of the Fund.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan expenses and certain other expenses) do not exceed 1.20% of average daily net assets of the Fund through March 29, 2012. For purposes of this waiver and reimbursement, nonroutine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Fund’s Board and DMC.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pay DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of

24

the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments® Family of Funds on a relative net asset value basis. For six months ended May 31, 2011, the Fund was charged $165 for these services.

DSC also provides dividend disbursing and transfer agency services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class C shares and 0.60% of the average daily net assets of Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to limit the Class A and Class R shares’ 12b-1 fees through March 29, 2012 to no more than 0.25% and 0.50%, respectively, of each Class’ average daily net assets.

At May 31, 2011, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC	$199
Dividend disbursing, transfer agent and fund accounting
oversight fees and other expenses payable to DSC	1,086
Distribution fees payable to DDLP	561
Other expenses payable to DMC and affiliates*	1,394

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended May 31, 2011, the Fund was charged $98 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the six months ended May 31, 2011, DDLP earned $2,910 for commissions on sales of the Fund’s Class A shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

25

Notes to financial statements
Delaware Macquarie Global Infrastructure Fund

3. Investments

For the six months ended May 31, 2011, the Fund made purchases of $12,061,574 and sales of $1,338,826 of investment securities other than short-term investments.

At May 31, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2011, the cost of investments was $14,287,828. At May 31, 2011, net unrealized appreciation was $516,362, of which $858,195 related to unrealized appreciation of investments and $341,833 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1	–	inputs are quoted prices in active markets for identical investments (e.g. equity securities, open-end investment companies, futures contracts, options contracts)

Level 2	–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g. debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3	–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g. broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2011:

	Level 1	Level 2	Total
Common Stock	$4,869,534	$8,943,407	$13,812,941
U.S. Master Limited Partnership	173,249	—	173,249
Short-Term Investment	—	818,000	818,000
Total	$5,042,783	$9,761,407	$14,804,190

Foreign Currency Exchange Contracts	$—	$32	$32

26

There were no unobservable inputs used to value investments at the beginning or end of the period.

During the period ended May 31, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the year.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended May 31, 2011 and the period December 31, 2009 through November 30, 2010 was as follows:

	Six Months	12/31/09**
	Ended	to
	5/31/11*	11/30/10
Ordinary income	$41,725	$34,820

*	Tax information for the period ended May 31, 2011 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.
**	Date of commencement of operations.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of May 31, 2011, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$13,974,775
Undistributed ordinary income	164,016
Undistributed long-term capital gain	50,786
Unrealized appreciation of investments and foreign currencies	516,977
Net assets	$14,706,554

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and tax treatment of passive foreign investment companies.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of passive foreign investment companies and gain (loss) on foreign currency transactions. Results of

27

Notes to financial statements
Delaware Macquarie Global Infrastructure Fund

5. Components of Net Assets on a Tax Basis (continued)

operations and net assets were not affected by these reclassifications. For the six months ended May 31, 2011, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

Undistributed net investment income	$(36,958)
Accumulated net realized gain	36,958

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months	12/31/09*
	Ended	to
	5/31/11	11/30/10
Shares sold:
Class A	56,072	96,703
Class C	25,619	13,370
Class R	—	575
Institutional Class	1,107,928	235,296

Shares issued upon reinvestment of dividends and distributions:
Class A	1,053	770
Class C	123	93
Class R	7	7
Institutional Class	3,460	3,525
	1,194,262	350,339

Shares repurchased:
Class A	(5,988)	(20,556)
Class C	—	(291)
Institutional Class	(19,837)	—
	(25,825)	(20,847)
Net increase	1,168,437	329,492

*Date of commencement of operations for the Institutional Class. Class A, Class C, and Class R commenced operations on January 19, 2010.

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participates in a $50,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are

28

charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants are permitted to borrow up to a maximum of one third of their net assets under the agreement. The agreement as amended expires on November 15, 2011. The Fund had no amounts outstanding as of May 31, 2011 or at any time during the period then ended.

8. Derivatives

U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

The volume of derivative transactions varies throughout the period. Information about derivative transactions reflected on the financial statements is as of the date of this report, but may not be indicative of the type and volume of derivative activity for the six months ended May 31, 2011.

9. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable collateral requirements for such security loan. If the aggregate market value of securities

29

Notes to financial statements
Delaware Macquarie Global Infrastructure Fund

9. Securities Lending (continued)

collateral and cash collateral held with respect to a security loan exceeds the applicable collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower. The Fund had no securities out on loan as of May 31, 2011.

30

10. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

Because the Fund concentrates its investments in securities issued by companies principally engaged in the infrastructure industry, the Fund has greater exposure to the potential adverse economic, regulatory, political, and other changes affecting such entities.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of May 31, 2011, no securities have been determined to be illiquid under the Fund’s liquidity Procedures. Rule 144A securities have been identified on the statement of net assets.

11. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

12. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to May 31, 2011 that would require recognition or disclosure in the Fund’s financial statements.

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Other Fund information
(Unaudited)
Delaware Macquarie Global Infrastructure Fund

Change in Independent Registered Public Accounting Firm

Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC, DDLP and DSC) by Macquarie Group, Ernst & Young LLP (E&Y) has resigned as the independent registered public accounting firm for Delaware Group® Global & International Funds (the Trust) effective May 20, 2010. At a meeting held on May 20, 2010, the Board of Trustees of the Fund, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLP (PwC) to serve as the independent registered public accounting firm for the Trust for the fiscal year ending November 30, 2010. During the fiscal year ended November 30, 2009, E&Y’s audit reports on the financial statements of the Delaware Macquarie Global Infrastructure Fund (the Fund) did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Trust and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Because the Fund launched on December 31, 2009, E&Y did not issue an audit report for the fiscal year ended November 30, 2008. Neither the Trust nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Fund’s financial statements.

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About the organization

Board of trustees
Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments®
Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Drexel University
Philadelphia, PA
	Anthony D. Knerr Founder and Managing Director Anthony Knerr & Associates New York, NY Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA	Ann R. Leven Consultant ARL Associates New York, NY Thomas F. Madison President and Chief Executive Officer MLM Partners, Inc. Minneapolis, MN	Janet L. Yeomans Vice President and Treasurer 3M Corporation St. Paul, MN J. Richard Zecher Founder Investor Analytics Scottsdale, AZ

Affiliated officers
David F. Connor Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Senior Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This semiannual report is for the information of Delaware Macquarie Global Infrastructure Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s website at www.delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at www.delawareinvestments.com; and (ii) on the SEC’s website at www.sec.gov.

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Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)	(1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Delaware Group® Global & International Funds

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	July 25, 2011

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	July 25, 2011

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	July 25, 2011